UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months
ended January 31, 2016

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide you with a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2015 (the most recent calendar quarter-end) and the total annual fund operating expense ratios as of the prospectus dated October 1, 2015:

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–2.05%	0.70%	1.34%	0.58%
Limited Term Tax-Exempt Bond Fund of America	–1.12	2.62	3.15	0.57

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	–0.75	4.91	4.00	0.54
American High-Income Municipal Bond Fund	0.46	6.79	4.34	0.68
The Tax-Exempt Fund of California	–0.47	5.73	4.27	0.62
American Funds Tax-Exempt Fund of New York	–0.90	4.54	3.71	0.72

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results reflect the reimbursement, without which the results would have been lower. This reimbursement will be in effect through at least September 30, 2016, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

A summary of each fund’s 30-day yield can be found on page 3.

Fellow investors:

We are pleased to present you with this semi-annual report for American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York. This report covers the period from August 1, 2015, through January 31, 2016.

Municipal bond prices advanced steadily throughout the first half of the funds’ fiscal year, as investors began to shift their focus from an impending increase in U.S. interest rates to geopolitical conflicts, slowing global growth and falling energy prices. Against this backdrop, all six funds delivered solid gains. Total returns ranged from 0.69% for American Funds Short-Term Tax-Exempt Bond Fund to 4.23% for American High-Income Municipal Bond Fund. (See pages 4 through 9 for fund specific results and information.)

Economic and market overview

Municipal bond market returns were broadly positive over the reporting period. In fact, January marked the seventh consecutive month of gains for the Barclays Municipal Bond Index, a broad measure of the investment-grade (bonds rated BBB/Baa and above) municipal market.

This strength could be attributed to a number of factors. Equity markets were volatile. The unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, slid 6.77% for the six months ended January 31, 2016. Uneasy investors turned to higher quality fixed-income securities for their potential to provide relative stability. The yield on 10-year U.S. Treasury bonds fell from 2.20% on July 31, 2015, to 1.94% at the close of the period. Tax-exempt bonds also benefitted from the flight to quality, as the broader municipal market delivered stronger returns than Treasuries. The Barclays Municipal Bond Index was up 3.66%, compared to a 2.11% gain for the Barclays U.S. Treasury Index.

China’s economic woes and record-low oil prices did have an adverse impact on some areas of the taxable bond market, particularly among high-yield taxable bonds. However, this was not the case in the tax-exempt bond market. In fact, the current low cost of oil can be helpful to some areas of the tax-exempt market. Consider, for example, revenue bonds supporting toll roads and bridges, which benefit as greater numbers of drivers take advantage of lower gas prices.

Strong inflows into municipal bond mutual funds and relatively low issuance also facilitated an increase in bond prices. Broadly speaking, the fiscal health of municipal issuers continues to improve with a few exceptions, most notably Puerto Rico. Recently, government officials indicated that principal and interest payments on some bonds may be suspended so that essential services will not be jeopardized. We remind investors that Puerto Rico’s unique

American Funds Tax-Exempt Funds	1

challenges have little bearing on the health of the thousands of other issuers in the diverse municipal bond market.

After maintaining the federal funds rate near 0% since 2006, the Federal Reserve in December increased it to a target range of .25% to .50%. Investors had been anticipating this move for several months. As such, there was little immediate impact on the bond markets.

In general, municipal bonds of lower credit quality outgained those of higher rated issuers, and longer term bonds tended to outpace those with shorter maturities. Given the moderate growth of the U.S. economy and the Fed’s anticipated rate hike last December, most of the funds covered in this report took a conservative stance, maintaining relatively short duration positions over the six months. While we are pleased with the funds’ overall results and how the funds are positioned going into the second half of the year, this conservative approach proved to be a drag on returns in relative terms.

Looking ahead

The factors that have triggered greater volatility in equity markets and some areas of the taxable bond market play a much smaller role in the municipal bond market. Slowing global growth has primarily affected issuers in the energy sector or those that generate revenues in non-U.S. currencies. These largely have been issuers in the taxable bond market.

Although recently there have been some mixed signals about the pace of growth, the U.S. economy remains among the strongest in the world. The Fed has indicated that there will be further rate hikes, but faced with ongoing economic challenges, there seems to be little certainty as to when that might happen.

In this environment we are paying close attention to risk as we seek out investments that can add value for our investors. While valuations are richer today than they were at the start of the fiscal year, we believe we are finding solid investment opportunities at reasonable prices.

We look forward to reporting back to you at the close of the fiscal year.

Sincerely,

Brenda S. Ellerin

President, American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America

Neil L. Langberg

President, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California

Karl J. Zeile

President, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York

March 14, 2016

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 29, 2016. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

Class A shares	SEC 30-day yield		Equivalent taxable yield		12-month distribution rate
Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.48%		0.85%		0.99%
Limited Term Tax-Exempt Bond Fund of America	0.62		1.10		2.23

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.46		2.58		3.07
American High-Income Municipal Bond Fund	2.64		4.66		3.84
The Tax-Exempt Fund of California	1.06		2.16	[2]	3.15
American Funds Tax-Exempt Fund of New York	1.37	[3]	2.65	[4]	2.53

[1]	Based on 2015 federal tax rates. For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 1.43% with the fund’s reimbursement.
[4]	For investors in the 48.39% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund generated a 0.69% total return for the first half of the fiscal year, slightly exceeding the 0.63% gain of the Lipper Short Municipal Debt Funds Average, a peer group measure. However, the fund trailed the 1.13% gain of the unmanaged Barclays Municipal Short 1–5 Years Index, which has no expenses. Investors cannot invest directly in an index.

The fund paid monthly dividends totaling about 5 cents a share for the six months. This amounts to a federally tax-exempt income return of 0.49% for investors who reinvested dividends. This is equivalent to a taxable income return of 0.87% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

As we have indicated in previous reports, the fund’s managers continued to focus on providing relative stability. With yields near multiyear lows, the fund maintained its focus on high-quality issues of shorter duration. Some of the fund’s strongest contributions came from revenue bonds supporting single family housing, hospital facilities and airports.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 1.00% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 1.00% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		1.11%
9,226 –	37,450	18,451 –	74,900	15.0		1.18
37,451 –	90,750	74,901 –	151,200	25.0		1.33
90,751 –	189,300	151,201 –	230,450	28.0		1.39
189,301 –	411,500	230,451 –	411,500	36.8	[1]	1.58
411,501 –	413,200	411,501 –	464,850	38.8	[1]	1.63
Over 413,200		Over 464,850		43.4	[1]	1.77

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

The fund produced a 1.73% total return for the six months ended January 31, which lagged the 2.36% total return of the unmanaged Barclays Municipal Short-Intermediate 1–10 Years Index, which has no expenses. Investors cannot invest directly in an index. By way of comparison, the fund’s result was in line with the 1.74% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling about 18.3 cents a share for the period. Those individuals who reinvested dividends received a federally tax-exempt income return of 1.16%. This is equivalent to a taxable income return of 2.05% for investors in the 43.4%1 maximum federal tax bracket.

The fund focuses primarily on investment-grade bonds (those rated BBB/Baa and above) with maturities ranging from a few years to 10 years. In recent months, the fund’s managers have maintained a relatively conservative approach, seeking to maintain a relatively short duration. This helped dampen returns in a strong market. However, the fund’s managers take a long-term view of the market and believe their approach will serve investors well as interest rates begin to normalize.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.25% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 2.25% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		2.50%
9,226 –	37,450	18,451 –	74,900	15.0		2.65
37,451 –	90,750	74,901 –	151,200	25.0		3.00
90,751 –	189,300	151,201 –	230,450	28.0		3.13
189,301 –	411,500	230,451 –	411,500	36.8	[1]	3.56
411,501 –	413,200	411,501 –	464,850	38.8	[1]	3.68
Over 413,200		Over 464,850		43.4	[1]	3.98

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	5

The Tax-Exempt Bond Fund of America

The fund generated a 3.35% total return during the six-month period, which slightly trailed both the 3.66% gain of the unmanaged Barclays Municipal Bond Index, which has no expenses, and the 3.51% total return of the Lipper General & Insured Municipal Debt Funds Average, a peer group measure. Investors cannot invest directly in an index.

During the period, the fund paid monthly dividends totaling about 21.1 cents a share, amounting to a federally tax-exempt income return of 1.64% for investors who reinvested dividends. This is equivalent to a taxable income return of 2.90% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers continued on a relatively conservative path during the first half of the fiscal year, focusing on shorter duration securities. While the fund delivered positive results, this approach held the fund back slightly in relative terms. The fund’s managers continue to seek out opportunities for incremental yield while paying close attention to risk. At the close of the period about 91% of the portfolio’s holdings were in revenue bonds. The largest concentrations were in holdings backing hospital facilities, toll roads and airports.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.06% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 3.06% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		3.40%
9,226 –	37,450	18,451 –	74,900	15.0		3.60
37,451 –	90,750	74,901 –	151,200	25.0		4.08
90,751 –	189,300	151,201 –	230,450	28.0		4.25
189,301 –	411,500	230,451 –	411,500	36.8	[1]	4.84
411,501 –	413,200	411,501 –	464,850	38.8	[1]	5.00
Over 413,200		Over 464,850		43.4	[1]	5.41

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

The fund produced a 4.23% gain for the period. This result lagged both the 4.96% total return of the unmanaged Barclays High Yield Municipal Bond Index, which has no expenses, and the 4.25% total return of the Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group. Investors cannot invest directly in an index.

For the period, the fund paid monthly dividends totaling 31.6 cents a share, amounting to a federally tax-exempt income return of 2.07% for investors who reinvested dividends. This is equivalent to a taxable income return of 3.66% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

In a broadly constructive market environment, the fund’s return was supported by positive contributions from a number of sectors, with bonds backing hospitals, senior living facilities and airports producing some of the strongest gains.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.83% tax-exempt distribution rate3 as of January 31, 2016.

If your taxable income is ...				... then your federal		The fund’s tax-exempt distribution rate of 3.83% is
Single		Joint		tax rate is ...		equivalent to a taxable rate of ...
$0 –	9,225	$0 –	18,450	10.0%		4.26%
9,226 –	37,450	18,451 –	74,900	15.0		4.51
37,451 –	90,750	74,901 –	151,200	25.0		5.11
90,751 –	189,300	151,201 –	230,450	28.0		5.32
189,301 –	411,500	230,451 –	411,500	36.8	[1]	6.06
411,501 –	413,200	411,501 –	464,850	38.8	[1]	6.26
Over 413,200		Over 464,850		43.4	[1]	6.77

[1]	For the year 2015, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2015 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Fund of California

The fund produced a 3.52% total return for the six-month period. This result trailed the 3.63% advance of the unmanaged Barclays California Municipal Index, which has no expenses. Investors cannot invest directly in an index. The fund also lagged the 4.06% total return of the Lipper California Municipal Debt Funds Average, a peer group measure.

For the period, the fund paid monthly dividends totaling about 29.5 cents a share. Those investors who reinvested dividends received an income return of 1.69%. This is equivalent to a taxable income return of 3.44% for investors in the 50.93% effective combined federal and California tax bracket.

California’s economy and fiscal condition have returned to health, providing a constructive backdrop for the state municipal bond market. The state enjoyed solid job growth in 2015, as nonfarm payrolls rose 3%. The state’s unemployment rate has fallen from 7.0% in 2015 to about 5.8%.

The fund’s return was supported by positive contributions from holdings in every sector in the state market. Tax assessment and education bonds, as well as issues backing hospitals and higher education facilities, produced some of the strongest gains.

Tax-exempt yields vs. taxable yields

Find your estimated 2015 taxable income below to determine your combined federal and California tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.16% tax-exempt distribution rate† at January 31, 2016.

If your taxable income is ...				... then your combined federal and California	The fund’s tax-exempt distribution rate of 3.16% is
Single		Joint		state tax rate is ...	equivalent to a taxable rate of ...
$0 –	7,749	$0 –	15,498	10.90%	3.55%
7,750 –	9,225	15,499 –	18,450	11.80	3.58
9,226 –	18,371	18,451 –	36,742	16.70	3.79
18,372 –	28,995	36,743 –	57,990	18.40	3.87
28,996 –	37,450	57,991 –	74,900	20.10	3.95
37,451 –	40,250	74,901 –	80,500	29.50	4.48
40,251 –	50,689	80,501 –	101,738	31.00	4.58
50,690 –	90,750	101,739 –	151,200	31.98	4.65
90,751 –	189,300	151,201 –	230,450	34.70	4.84
189,301 –	259,844	230,451 –	411,500	42.68	5.51
259,845 –	311,812	–		43.31	5.57
311,813 –	411,500	–		43.94	5.64
–		411,501 –	464,850	44.49	5.69
411,501 –	413,200	–		45.72	5.82
–		464,851 –	519,688	48.66	6.16
–		519,689 –	623,624	49.23	6.22
413,201 –	519,867	623,625 –	1,000,000	49.80	6.29
519,868 –	1,000,000	1,000,001 –	1,039,374	50.36	6.37
Over 1,000,000		Over 1,039,374		50.93	6.44

*	Based on 2015 federal and 2015 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

The fund generated a 3.40% total return for the period, trailing the 3.56% gain of the unmanaged Barclays New York Municipal Index, which has no expenses. Investors cannot invest directly in an index. The Lipper New York Municipal Debt Funds Average, a peer group measure, posted a 3.55% total return.

The fund paid monthly dividends totaling about 14 cents a share for the six months. This represents an income return of 1.32% for those who reinvested dividends. For investors in the 48.39% combined effective federal and New York state tax bracket, this is equivalent to a taxable income return of 2.56%. Investors subject to New York City taxes are eligible for additional tax advantages.

Holdings representing a broad spectrum of sectors, duration and credit quality bolstered the fund’s overall return. Revenue bonds supporting higher education and hospitals provided some of the strongest returns.

Tax-exempt yields vs. taxable yields

Find your estimated 2015 taxable income below to determine your combined federal and New York state tax rate,1,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.56% tax-exempt distribution rate3 at January 31, 2016.

If your taxable income is ...				... then your combined federal and New York	The fund’s tax-exempt distribution rate of 2.56% is
Single		Joint		state tax rate is ...	equivalent to a taxable rate of ...
$0 –	8,400	$0 –	16,950	13.60%	2.96%
8,401 –	9,225	16,951 –	18,450	14.05	2.98
9,226 –	11,600	18,451 –	23,300	18.83	3.15
11,601 –	13,750	23,301 –	27,550	19.46	3.18
13,751 –	21,150	27,551 –	42,450	20.02	3.20
21,151 –	37,450	42,451 –	74,900	20.48	3.22
37,451 –	79,600	74,901 –	151,200	29.84	3.65
79,601 –	90,750	–		29.99	3.66
–		151,201 –	159,350	32.64	3.80
90,751 –	189,300	159,351 –	230,450	32.79	3.81
189,301 –	212,500	230,451 –	318,750	41.00	4.34
212,501 –	411,500	318,751 –	411,500	41.13	4.35
411,501 –	413,200	411,501 –	464,850	42.99	4.49
413,201 –	1,062,650	464,851 –	2,125,450	47.28	4.86
Over 1,062,650		Over 2,125,450		48.39	4.96

[1]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[2]	Based on 2015 federal and New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

American Funds Tax-Exempt Funds	9

Results at a glance

For periods ended January 31, 2016, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]
American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	0.34%	1.35%	—%	1.43%
Barclays Municipal Short 1–5 Years Index[2]	1.15	1.89	—	1.99
Lipper Short Municipal Debt Funds Average	0.35	1.27	—	1.32

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.14	3.44	3.47	4.16
Barclays Municipal Short-Intermediate 1–10 Years Index[3]	1.89	3.40	3.94	4.41
Lipper Short-Intermediate Municipal Debt Funds Average	0.71	2.55	2.89	3.62

The Tax-Exempt Bond Fund of America (Class A shares)	2.49	6.13	4.47	6.68
Barclays Municipal Bond Index	2.71	5.75	4.81	—	[4]
Lipper General & Insured Municipal Debt Funds Average	2.14	6.01	4.15	6.42

American High-Income Municipal Bond Fund (Class A shares)	3.65	8.13	4.81	5.71
Barclays Municipal Bond Index	2.71	5.75	4.81	5.66
Barclays High Yield Municipal Bond Index	0.59	7.52	4.79	—	[4]
Lipper High Yield Municipal Debt Funds Average	3.24	7.60	4.06	5.18

The Tax-Exempt Fund of California (Class A shares)	2.85	7.08	4.75	5.75
Barclays California Municipal Index	2.88	6.77	5.06	—	[4]
Lipper California Municipal Debt Funds Average	2.79	7.16	4.43	5.75

American Funds Tax-Exempt Fund of New York (Class A shares)	2.07	5.73	—	4.59
Barclays New York Municipal Index	2.90	5.50	—	4.37
Lipper New York Municipal Debt Funds Average	2.31	5.55	—	4.00

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[3]	Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[4]	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 90.30%	Principal amount (000)	Value (000)
California 9.41%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	$6,600	$6,563
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.71% 2047 (put 2019)[1]	3,000	2,996
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.61% 2034 (put 2020)[1]	2,000	1,985
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	1,500	1,494
Various Purpose G.O. Bonds, 3.00% 2016	10,500	10,646
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,280
Los Angeles County Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2018	3,000	3,316
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 4.00% 2018	2,500	2,689
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2017	2,510	2,677
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,085	1,194
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	1,000	1,135
Other securities		33,395
		71,370

Connecticut 1.36%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	915	995
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,600	1,701
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	725	737
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,495	3,733
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,000	2,146
Other securities		996
		10,308

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 5.62%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	$1,000	$1,058
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,384
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016 (escrowed to maturity)	5,295	5,400
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.76% 2017[1]	3,800	3,809
Other securities		23,988
		42,639

Georgia 3.21%
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,095
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.31% 2025 (put 2017)[1]	5,250	5,251
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.29% 2025 (put 2017)[1]	3,500	3,499
Other securities		11,478
		24,323

Illinois 6.73%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	4,040
Education Facs. Auth. Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,501
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,254
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[1]	3,400	3,382
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,162
Other securities		27,706
		51,045

Indiana 1.78%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2015)	500	504
Other securities		12,976
		13,480

Maryland 0.90%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,045	3,228
Other securities		3,565
		6,793

Massachusetts 4.10%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.56% 2038 (put 2018)[1]	6,040	6,028
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,391
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	920	979
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 169, 4.00% 2044	935	1,015
Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 172, 4.00% 2045	1,515	1,636
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	530	534
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	575	590
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,840	1,878
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	960	1,044
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,585	3,862
Other securities		10,125
		31,082

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Minnesota 1.80%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	$725	$759
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,000	1,065
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	990	1,032
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	790	809
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,330	1,423
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,005	5,387
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	970	1,052
Other securities		2,099
		13,626

Missouri 1.54%
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,096
Other securities		6,617
		11,713

Nebraska 2.08%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2016	2,000	2,029
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2017	1,045	1,100
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,781
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 2.50% 2034	775	784
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	1,570	1,615
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	2,315	2,373
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	920	991
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	2,000	2,136
		15,809

New Jersey 3.76%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,316
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,658
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,179
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 4.00% 2017	1,750	1,831
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2016	1,000	1,035
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,458
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.63% 2023 (put 2017)[1]	4,000	3,998
Other securities		9,050
		28,525

New York 9.72%
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2015-B-A, 5.00% 2017	3,000	3,143
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	833
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,355
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[1]	6,250	6,172
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	3,480	3,657
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[1]	6,000	6,000
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	1,000	1,067
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2018	1,000	1,104
City of New York, G.O. Bonds, Fiscal 2014 Series A-6, 0.51% 2031[1]	2,500	2,491
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,757

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	$3,000	$3,136
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,306
Other securities		35,664
		73,722

Ohio 1.48%
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,511
Other securities		8,751
		11,262

Oregon 1.38%
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	3,270	3,567
Other securities		6,923
		10,490

Pennsylvania 2.07%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,316
Other securities		11,386
		15,702

Rhode Island 1.07%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,620	3,891
Other securities		4,249
		8,140

South Carolina 0.68%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,335
Other securities		1,808
		5,143

Tennessee 2.06%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	965	1,028
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	705	748
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,700	1,815
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	810	861
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	500	548
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,500	1,559
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	815	875
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,875	1,991
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,545	1,659
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,175	1,270
Other securities		3,245
		15,599

Texas 8.72%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bond Anticipation Notes, Series 2014-A, 3.00% 2016	8,150	8,318
City of Houston, Public Improvement Ref. Bonds, Series 2011-A, 5.00% 2016	7,700	7,734
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2013-B, 2.00% 2037 (put 2016)	3,400	3,418
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,000	2,050
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,172
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,174

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 0.40% 2033 (put 2018)[1]	$4,500	$4,480
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.39% 2041 (put 2018)[1]	6,500	6,447
Other securities		30,403
		66,196

Virginia 0.59%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,484
Other securities		1,028
		4,512

Washington 3.41%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	2,500	2,543
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2012-A, 5.00% 2017	5,000	5,319
Other securities		18,045
		25,907

Other states & U.S. territories 16.83%
Other securities		127,661

Total bonds, notes & other debt instruments (cost: $678,537,000)		685,047

Short-term securities 9.84%

State of California, Various Purpose G.O. Bonds, 0.04% 4/7/2016	3,000	3,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	15,000	15,096
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	5,000	5,038
State of Kentucky, Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System Bonds, Series 2015, 5.00% 11/22/2016	5,000	5,177
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,800	2,805
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	2,200	2,204
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.01% 2026[1]	2,200	2,200
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.03% 3/10/2016	1,000	1,000
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	4,000	4,104
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.01% 2035[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.01% 2035[1]	800	800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.01% 2035[1]	3,300	3,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-A, 0.01% 2035[1]	2,000	2,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	3,000	3,010
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	12,000	12,037
Other securities		10,385

Total short-term securities (cost: $74,647,000)		74,656
Total investment securities 100.14% (cost: $753,184,000)		759,703
Other assets less liabilities (0.14)%		(1,042)

Net assets 100.00%		$758,661

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,543,000, which represented .34% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

16	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.86%	Principal amount (000)	Value (000)
California 12.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	$20,500	$20,386
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 0.91% 2047 (put 2023)[1]	3,500	3,480
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 0.71% 2047 (put 2019)[1]	1,000	999
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.61% 2034 (put 2020)[1]	2,500	2,481
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.71% 2034 (put 2021)[1]	10,480	10,405
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,269
Various Purpose G.O. Bonds, 5.00% 2026	3,000	3,798
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	5,000	4,979
G.O. Bonds, Series 2013-C, 0.56% 2028 (put 2016)[1]	5,000	5,001
Various Purpose G.O. Bonds, 3.00% 2016	18,000	18,250
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	6,038
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	8,116
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	9,170
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	9,008
Other securities		311,294
		423,674

Connecticut 0.95%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,589
Other securities		22,448
		32,037

District of Columbia 0.98%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,135
Other securities		24,017
		33,152

American Funds Tax-Exempt Funds	17

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 8.71%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	$10,035	$10,683
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	12,255
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,766
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	11,307
Other securities		246,231
		294,242

Georgia 2.75%
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,920
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.29% 2025 (put 2017)[1]	9,000	8,999
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	16,000	17,919
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,089
Other securities		44,023
		92,950

Hawaii 0.75%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,840
Other securities		14,551
		25,391

Illinois 6.99%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,561
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,093
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,314
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,591
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,155
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	7,065
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,567
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,933
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,813
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,146
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,211
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,526
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[1]	10,500	10,446
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,425	14,717
Other securities		164,157
		236,295

18	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Indiana 3.38%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	$10,440	$10,829
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	21,380
Other securities		81,930
		114,139

Kentucky 1.12%
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	8,625	9,067
Other securities		28,694
		37,761

Maryland 0.77%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,312
Other securities		16,725
		26,037

Michigan 4.69%
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,071
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	890	945
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,717
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,922
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,119
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,387
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,522
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,138
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,982
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,773
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,170
Other securities		120,705
		158,451

Nebraska 0.98%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	8,800	10,018
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	9,000	9,612
Other securities		13,345
		32,975

Nevada 2.05%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,385
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	8,796
Other securities		45,950
		69,131

New Jersey 2.58%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.69% 2024 (put 2018)[1]	11,500	11,469
Other securities		75,569
		87,038

American Funds Tax-Exempt Funds	19

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 9.37%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	$5,500	$6,541
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	5,370	5,741
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.28% 2041 (put 2016)[1]	1,000	998
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,828
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,990
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,270
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2016	2,000	2,073
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,869
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[1]	11,250	11,109
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.136% 2026 (put 2016)[1]	2,650	2,653
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,231
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,244
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,205
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,598
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[1]	8,825	8,825
City of New York, G.O. Bonds, Fiscal 2009 Series H-1, 5.00% 2016	2,000	2,009
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2017	5,000	5,335
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2020	5,000	5,858
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	6,201
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,780
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,866
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,225
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	10,531
Other securities		208,524
		316,541

South Carolina 0.87%
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	8,922
Other securities		20,445
		29,367

Texas 7.54%
Harris County, Toll Road Rev. Bonds, Series 2012-B, 0.71% 2021 (put 2018)[1]	13,500	13,500
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,263
Other securities		230,149
		254,912

Washington 2.85%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, 0.71% 2045 (put 2018)[1]	10,500	10,512
Other securities		85,851
		96,363

20	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Wisconsin 1.45%
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	$7,765	$9,141
Other securities		39,903
		49,044

Other states & U.S. territories 20.54%
Other securities		694,070

Total bonds, notes & other debt instruments (cost: $2,967,088,000)		3,103,570

Short-term securities 7.58%
State of California, Various Purpose G.O. Bonds, 0.04% 4/7/2016	3,000	3,000
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	24,585	24,762
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	25,000	25,159
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,113
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	15,000	15,111
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	5,600	5,611
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	4,400	4,409
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.01% 2041[1]	11,970	11,970
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2007-A, Wachovia LOC, 0.01% 2034[1]	2,000	2,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.01% 2026[1]	10,250	10,250
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.01% 2026[1]	2,505	2,505
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.03% 3/10/2016	1,100	1,100
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	20,000	20,522
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-A-4, 0.50% 3/1/2016	10,000	10,003
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	5,000	5,016
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	20,000	20,061
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[1]	3,100	3,100
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	22,000	22,226
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/30/2016	10,000	10,074
Other securities		44,281

Total short-term securities (cost: $256,250,000)		256,273
Total investment securities 99.44% (cost: $3,223,338,000)		3,359,843
Other assets less liabilities 0.56%		18,817

Net assets 100.00%		$3,378,660

American Funds Tax-Exempt Funds	21

Limited Term Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $13,578,000, which represented .40% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 90.90%	Principal amount (000)	Value (000)
Alabama 0.89%
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	$19,840	$21,876
Other securities		81,262
		103,138

Arizona 2.39%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.00% 2037[1]	22,200	20,266
Other securities		255,571
		275,837

California 11.44%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.12% 2045 (put 2024)[1]	25,850	25,858
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	28,302
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	6,000	5,975
Various Purpose G.O. Bonds, 3.00% 2016	33,000	33,458
Various Purpose G.O. Bonds, 3.00% 2016	375	383
Various Purpose G.O. Bonds, 5.00% 2029	2,500	3,086
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,458
Various Purpose G.O. Bonds, 5.25% 2028	10,185	12,213
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,606
Various Purpose G.O. Bonds, 5.25% 2031	4,000	4,998
Various Purpose G.O. Bonds, 5.25% 2032	10,000	12,419
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,240
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,814
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,223
Various Purpose G.O. Bonds, Series 2015-C, 5.00% 2030	2,500	3,067
Various Purpose G.O. Ref. Bonds, 5.00% 2016	4,000	4,126
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,706
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	24,439
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,790
Other securities		1,100,039
		1,322,200

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado 2.45%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	$26,265	$28,339
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	26,829
Other securities		228,500
		283,668

Florida 7.88%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	20,000	21,420
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	18,000	20,354
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	31,814
Other securities		836,709
		910,297

Georgia 3.31%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	25,170
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	21,815
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	25,759
Other securities		309,286
		382,030

Illinois 8.76%
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	21,890	24,621
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	19,000	23,014
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	31,948
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.01% 2050 (put 2025)[1]	25,800	25,667
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2016)	5,000	5,100
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	19,874
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,530
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,167
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,486
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	8,188
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,143
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,510
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	38,705
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,846
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,404
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,350
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,756
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	6,500	7,512
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,596
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,353
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,292
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,478
Other securities		774,016
		1,012,556

Indiana 2.11%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	18,600	20,944
Other securities		222,886
		243,830

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount	Value
	(000)	(000)
Kentucky 0.54%
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	$18,020	$20,863
Other securities		41,129
		61,992

Louisiana 2.12%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	26,579
Other securities		218,219
		244,798

Massachusetts 2.33%
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	8,826
G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	1,000	1,246
Other securities		258,592
		268,664

Michigan 4.00%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	24,421
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	48,005	43,808
Other securities		394,116
		462,345

Nevada 1.66%
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	20,162
Other securities		171,287
		191,449

New Hampshire 0.38%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	20,172
Other securities		23,447
		43,619

New Jersey 2.28%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	54,850	46,115
Other securities		216,835
		262,950

New York 6.53%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	23,754
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,097
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	3,000	3,110
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	4,100	4,383
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	7,028
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,775
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,268
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	23,012

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[1]	$13,000	$12,838
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,118
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,968
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,814
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,407
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,701
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,949
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,598
Other securities		599,231
		755,088

Ohio 3.62%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,652
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	19,990	18,030
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	65,260	57,811
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	48,625	46,370
Other securities		291,176
		418,039

South Carolina 1.35%
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	20,597
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	18,410	20,884
Other securities		114,973
		156,454

Texas 8.84%
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,055
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,548
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,089
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	8,210	8,856
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,535
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	507
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,627
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,685
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	12,135
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	675
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,827
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,526

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount	Value
	(000)	(000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 0.68% 2038 (put 2020)[1]	$7,500	$7,378
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	8,185
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,055
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,315
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,278
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,733
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,669
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,792
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,938
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 0.82% 2050 (put 2019)[1]	3,600	3,572
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,850
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,740
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,199
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	8,814
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,250
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,646
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,719
Other securities		795,689
		1,021,887

Virginia 0.41%
Various Purpose G.O. Bonds, Series 2014-A, 4.00% 2016	1,000	1,013
Other securities		45,801
		46,814

Washington 3.39%
Health Care Facs. Auth. Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.01% 2035 (put 2021)[1]	59,750	59,380
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	23,504
Other securities		309,006
		391,890

Wisconsin 1.64%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	61,274
Other securities		128,151
		189,425

Other states & U.S. territories 12.58%
Other securities		1,454,258

Total bonds, notes & other debt instruments (cost: $9,791,660,000)		10,503,228

Short-term securities 8.16%
State of California, Various Purpose G.O. Bonds, 0.04% 4/7/2016	4,000	4,000
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/30/2016	25,000	25,490
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.50% 6/28/2016	13,000	13,066
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	60,000	60,382
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 2.00% 6/28/2016	10,000	10,073
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	25,000	25,189
State of Georgia, Dev. Auth. Pollution Control Rev. Bonds (Oglethorpe Power Corp. Project) Series 2009-B, 0.01% 2036[1]	27,030	27,030

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	$42,250	$42,563
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-B, 2.00% 5/25/2016	80,000	80,453
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-C, 2.00% 6/22/2016	54,000	54,373
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	21,705	22,271
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-4, 0.75% 6/1/2016	25,000	25,044
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-7, 0.75% 6/1/2016	20,000	20,036
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2015-A-8, 0.75% 6/1/2016	15,000	15,026
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-A-4, 0.50% 3/1/2016	50,000	50,015
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	10,000	10,033
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	48,000	48,146
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	98,000	99,008
State of Texas, Harris County, Tax Anticipation Notes, 1.50% 2/29/2016	25,000	25,029
Other securities		285,673
Total short-term securities (cost: $942,899,000)		942,900

Total investment securities 99.06% (cost: $10,734,559,000)		11,446,128
Other assets less liabilities 0.94%		109,081

Net assets 100.00%		$11,555,209

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. A security within “Other securities” (with a value of $206,090,000, which represented 1.78% of the net assets of the fund) was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

28	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 93.09%	Principal amount (000)	Value (000)
Arizona 2.11%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	$16,590	$16,893
Other securities		71,088
		87,981

California 10.52%
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,699
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,040	16,055
Other securities		410,830
		437,584

Colorado 4.27%
Promenade at Castle Rock Metropolitan District No. 1, G.O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	10,300	10,691
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	18,712
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,047
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	13,372
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,708
Other securities		115,336
		177,866

Florida 6.57%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,739
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,950
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,251
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	12,240
Other securities		222,137
		273,317

American Funds Tax-Exempt Funds	29

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 7.68%
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	$9,500	$10,809
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,245
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	12,800	15,504
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,360
Fin. Auth., Student Hosuing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,000	11,402
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	15,249
Other securities		238,946
		319,515

Iowa 1.42%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	28,900	31,643
Other securities		27,541
		59,184

Louisiana 1.81%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	10,000	11,116
Other securities		64,061
		75,177

Massachusetts 1.85%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,212	11,838
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	13,239
Other securities		51,788
		76,865

Michigan 4.75%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	47,070	42,955
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,574
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,543
Other securities		135,714
		197,786

New Jersey 4.86%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	5,006
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	18,500	20,369
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	1,990
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,919
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,015
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,889
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	63,620	53,488
Other securities		98,720
		202,396

30	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
New York 4.25%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	$13,360	$15,112
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	4,600	4,610
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	15,843
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,264
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,088
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	11,031
Other securities		124,875
		176,823

Ohio 5.49%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	1,500	1,686
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,216
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 3.95% 2032 (put 2020)	2,500	2,594
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-A, 3.75% 2023 (put 2018)	1,275	1,312
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,120
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	82,155	72,778
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	22,075	21,051
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	10,870	12,652
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2005-B, 4.00% 2034 (put 2021)	8,000	8,316
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 3.625% 2033 (put 2020)	2,250	2,318
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-C, AMT, 3.95% 2032 (put 2020)	3,000	3,113
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	2,000	2,080
Other securities		89,353
		228,589

Oklahoma 0.90%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,397
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	131
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	5,000	5,608
Other securities		14,198
		37,334

American Funds Tax-Exempt Funds	31

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 5.05%
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2005-A, 4.00% 2035 (put 2021)	$8,700	$9,039
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,200	18,156
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038	11,400	11,945
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,545	12,516
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,234
Other securities		147,062
		209,952

Puerto Rico 3.26%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	24,275	16,250
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,085	11,386
Other securities		108,018
		135,654

Texas 6.84%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,877
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,867
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,483
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,252
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	11,000	12,066
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,177
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	5,850	6,387
Other securities		227,675
		284,784

West Virginia 0.13%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,236

Other states & U.S. territories 21.33%
Other securities		887,958

Total bonds, notes & other debt instruments (cost: $3,643,368,000)		3,874,001

Short-term securities 6.08%
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,108
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	20,000	20,127
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,113
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	13,000	13,096
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-B, 2.00% 5/25/2016	13,000	13,074
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-C, 2.00% 6/22/2016	7,000	7,048
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	15,000	15,391

32	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	$5,000	$5,017
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	20,000	20,061
State of Ohio, Ohio Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 0.01% 2018[1]	200	200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	23,000	23,236
Other securities		105,479
Total short-term securities (cost: $252,945,000)		252,950
Total investment securities 99.17% (cost: $3,896,313,000)		4,126,951
Other assets less liabilities 0.83%		34,378
Net assets 100.00%		$4,161,329

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $285,155,000, which represented 6.85% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	33

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 92.76%	Principal amount (000)	Value (000)
California 90.02%
State issuers 38.00%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	$6,000	$6,629
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,738
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	6,500	6,473
G.O. Bonds, Series 2013-E, 1.131% 2029[1]	1,500	1,502
Various Purpose G.O. Bonds, 5.00% 2016	890	918
Various Purpose G.O. Bonds, 5.00% 2016	700	722
Various Purpose G.O. Bonds, 3.00% 2016	39,000	39,541
Various Purpose G.O. Bonds, 5.00% 2016	3,715	3,731
Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,810
Various Purpose G.O. Bonds, 5.25% 2028	5,000	6,010
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,398
Various Purpose G.O. Bonds, 5.25% 2032	5,000	6,209
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,085
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,363
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,874
Various Purpose G.O. Ref. Bonds, 5.00% 2016	5,000	5,158
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,000	4,471
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,875
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	4,000	4,755
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	6,000	6,855
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	26,225	25,223
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,407
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	9,390	10,462
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	11,457
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2032	3,000	3,457
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2037	2,000	2,263
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2045	4,000	4,447
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,804
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,667
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,828

34	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount	Value
	(000)	(000)
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	$1,500	$1,697
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	5,961
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,748
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	1,425	1,509
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,169
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	7,068
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,372
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,890
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,476
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2035	5,050	6,051
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[2]	6,500	6,727
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,791
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,158
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,435
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,598
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,012
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,017
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,025
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,121
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-A-O, 3.00% 2016	3,200	3,227
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.912% 2037[1]	5,000	4,613
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.982% 2043[1]	8,000	7,043
Other securities		372,142
		685,982

City & county issuers 52.02%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,733
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	7,073
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,862
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	2,000	1,989
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,186
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref. 2018)	6,000	6,575
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,921
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,269

American Funds Tax-Exempt Funds	35

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	$3,950	$3,987
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	5,000	5,716
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.61% 2034 (put 2020)[1]	2,750	2,730
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.71% 2034 (put 2021)[1]	4,000	3,971
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,844
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,884
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,262
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,271
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,708
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.808% 2035[1]	13,500	12,459
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,207
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,328
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	6,052
San Diego Unified School Dist., G.O. Bonds, Series 2015-R-4, 5.00% 2027	5,000	6,302
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,473
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,225	1,531
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,892
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,675
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,372
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	3,048
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,174
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,149
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,811
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,350
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,190
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	10,153
Other securities		749,122
		939,269

Guam 0.49%
Other securities		8,833

36	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount	Value
	(000)	(000)
Puerto Rico 1.40%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	$6,590	$6,769
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,505
Other securities		10,929
		25,203

Virgin Islands 0.85%
Other securities		15,402
Total bonds, notes & other debt instruments (cost: $1,552,957,000)		1,674,689

Short-term securities 5.43%
General Obligation Bonds, 2.00%, 8/1/2016	13,000	13,115
G.O. Bonds, Series 2004-A-4, 0.01% 2034[1]	9,100	9,100
G.O. Bonds, Series 2004-B-3, 0.01% 2034[1]	200	200
Various Purpose G.O. Bonds, 0.04% 4/7/2016	4,000	4,000
Various Purpose G.O. Bonds, 0.05% 3/9/2016	3,000	3,000
Various Purpose G.O. Bonds, Series 2003-B-1, 0.01% 2033[1]	12,300	12,300
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.01% 2041[1]	6,000	6,000
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series 2004-A, U.S. Bank LOC, 0.01% 2029[1]	3,600	3,600
City of Irvine, California, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series B, U.S. Bank LOC, 0.01% 2029[1]	2,500	2,500
County of Los Angeles, Tax and Rev. Anticipation Notes, 5.00% 6/30/2016	11,485	11,710
County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,108
Other securities		17,350

Total short-term securities (cost: $97,978,000)		97,983
Total investment securities 98.19% (cost: $1,650,935,000)		1,772,672
Other assets less liabilities 1.81%		32,721
Net assets 100.00%		$1,805,393

American Funds Tax-Exempt Funds	37

The Tax-Exempt Fund of California

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $57,956,000, which represented 3.21% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

38	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York	unaudited
Investment portfolio January 31, 2016

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 89.91%	Principal amount (000)	Value (000)
New York 84.49%
State issuers 45.73%
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	$450	$491
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2035	840	1,000
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), 5.00% 2030	300	368
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	1,625	1,836
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	560
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,225
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	583
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	578
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,198
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	588
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,162
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	287
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,140
Dormitory Auth., Miriam Osborn Memorial Home Association Rev. Ref. Bonds, Series 2012, 5.00% 2042	970	1,027
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,155
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	584
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	572
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,677
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	241
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,173
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,152
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,000	1,091
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[1]	600	644
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	500	592
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,671
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	905
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 3.00% 2016	4,250	4,266

American Funds Tax-Exempt Funds	39

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2032	$1,000	$1,182
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2039	500	552
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), AMT, 0.55% 2030 (put 2016)[2]	3,000	3,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,023
Housing Dev. Corp., Multi-Family Housing Rev. Bonds (Sustainable Neighborhood), Series 2015-H, 2.95% 2045 (put 2026)	750	773
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,144
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,165
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	750	797
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	375
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	456
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,740
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,697
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,237
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,087
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.01% 2020[2]	2,000	2,008
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.40% 2026 (put 2017)[2]	490	488
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	349
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A2, 0.28% 2041 (put 2016)[2]	905	903
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,195
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-F, 5.00% 2016	1,000	1,037
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	500	568
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	289
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 0.59% 2039 (put 2020)[2]	500	494
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.136% 2026 (put 2016)[2]	715	716
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	440	454
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	705	741
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	750	795
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, 3.50% 2030	1,100	1,174
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	135	142
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	335	342
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	625	640
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	525
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,149
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,167
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	567
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	1,250	1,413
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,141
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,760
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,630

40	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2005-B, 2.375% 2026 (put 2020)	$300	$306
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,222
Thruway Auth., General Rev. Bonds, Series 2014-K, 5.00% 2028	500	618
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	250	282
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2020	1,000	1,157
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2020	400	406
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	200	203
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,096
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), 5.00% 2022	1,000	1,184
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), 5.00% 2023	500	599
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,152
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2015-B-4A, 0.586% 2028 (put 2016)[2]	1,040	1,039
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2000-ABCD-5, Assured Guaranty Municipal insured, 0.45% 2019[2]	500	498
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,848
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	500	592
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,153
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,117
		82,229

City & county issuers 38.76%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,245
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	500	541
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,564
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,189
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	585
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,000	1,096
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), 5.00% 2040	500	566
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	250	271
Build NYC Resources Corp Rev. Ref. Bonds (New York Law School), 5.00% 2041	750	840
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	1,000	1,062
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	579
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,137
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	599
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	596
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	960
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,498
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,048
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,480

American Funds Tax-Exempt Funds	41

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	$800	$879
Town of Hempstead Local Dev. Corp., Rev. Ref. Bonds (Adelphi University Project), Series 2014, 5.00% 2027	400	480
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	868
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.179% 2033 (put 2018)[2]	300	300
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	554
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	1,240	1,409
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.949% 2033 (put 2018)[2]	1,000	993
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,423
County of Monroe Industrial Dev. Agcy., School Fac. Rev. Bonds (Rochester Schools Modernization Project), Series 2012-A, 5.00% 2021	1,000	1,191
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	496
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	437
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	500	548
City of New Rochelle, Corp. for Local Dev. Rev Bonds, (Iona College Project), Series 2015-A, 5.00% 2045	750	829
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.56% 2025[2]	1,500	1,500
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,089
City of New York, G.O. Bonds, Fiscal 2011 Series I-1, 5.00% 2016	750	768
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,259
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	613
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,189
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	15	17
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	272
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	200	200
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,563
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,174
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2015-HH, 5.00% 2039	500	589
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	595
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,196
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	936
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,274
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,169
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	500	595
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	540	621
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	500	566
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,735
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	538
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	577

42	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount	Value
	(000)	(000)
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	$1,500	$1,513
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[1]	375	379
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	685
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	568
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	792
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2014-A, 5.125% 2031	750	859
Onondaga County Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,009
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,211
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028	850	957
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), 5.00% 2028 (preref. 2021)	150	180
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,110
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds (Jefferson’s Ferry Project), Series 2006, 5.00% 2028	1,000	1,018
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	834
Tompkins County, New York, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca Inc.), Series 2014-A, 5.00% 2044	1,000	1,094
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,380	1,336
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	4,790	4,443
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,157
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	512
City of Yonkers, G.O. Bonds, Series 2011-A, 5.00% 2019	1,000	1,135
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	600
		69,690

Guam 1.88%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	591
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,345
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	595
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	500	571
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	286
		3,388

Puerto Rico 2.65%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	660
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	500	513
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, 4.95% 2026	265	267
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	400	393

American Funds Tax-Exempt Funds	43

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	$750	$688
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	500	404
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	357
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,000	1,050
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2017	570	287
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	350	146
		4,765

Virgin Islands 0.89%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes - Diageo Project), Series 2009-A, 6.625% 2029	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	250	270
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2013-B, 5.00% 2024	500	586
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2014-A, 5.00% 2024	150	176
		1,593

Total bonds, notes & other debt instruments (cost: $152,081,000)		161,665

Short-term securities 9.40%
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.01% 2031[2]	3,655	3,655
City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.01% 2037[2]	700	700
New York City Industrial Dev. Agcy., Civic Fac. Ref. and Improvement Rev. Bonds (2005 American Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.01% 2035[2]	800	800
City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[2]	1,000	1,000
City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.01% 2038[2]	5,000	5,000
City of New York, G.O. Bonds, Series 2006-H-1, 0.01% 2036[2]	100	100
New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.01% 2022[2]	1,200	1,200
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2003-B-3, U.S. Bank LOC, 0.01% 2033[2]	4,325	4,325
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2001-B, 0.01% 2032[2]	120	120

Total short-term securities (cost: $16,900,000)		16,900
Total investment securities 99.31% (cost: $168,981,000)		178,565
Other assets less liabilities 0.69%		1,245
Net assets 100.00%		$179,810

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,413,000, which represented 1.90% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	45

Financial statements

Statements of assets and liabilities
at January 31, 2016

		American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America

Assets:
Investment securities, at value		$759,703		$3,359,843
Cash		4,089		22,349
Receivables for:
Sales of investments		—		1,150
Sales of fund’s shares		3,018		9,047
Interest		5,374		30,157
Other		59		314
		772,243		3,422,860

Liabilities:
Payables for:
Purchases of investments		11,451		38,928
Repurchases of fund’s shares		1,701		3,446
Dividends on fund’s shares		58		620
Investment advisory services		235		667
Services provided by related parties		107		411
Trustees’ deferred compensation		30		127
Other		—	*	1
		13,582		44,200
Net assets at January 31, 2016		$758,661		$3,378,660

Net assets consist of:
Capital paid in on shares of beneficial interest		$753,206		$3,242,011
Undistributed net investment income		28		518
Accumulated net realized loss		(1,092)		(374)
Net unrealized appreciation		6,519		136,505
Net assets at January 31, 2016		$758,661		$3,378,660

Investment securities, at cost		753,184		3,223,338

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class A:	Net assets	$675,925		$2,810,109
	Shares outstanding	66,327		175,472
	Net asset value per share	$10.19		$16.01
Class B:	Net assets			$517
	Shares outstanding			32
	Net asset value per share			$16.01
Class C:	Net assets			$29,934
	Shares outstanding			1,869
	Net asset value per share			$16.01
Class F-1:	Net assets	$10,683		$85,271
	Shares outstanding	1,048		5,325
	Net asset value per share	$10.19		$16.01
Class F-2:	Net assets	$72,053		$220,070
	Shares outstanding	7,071		13,742
	Net asset value per share	$10.19		$16.01
Class R-6:	Net assets			$232,759
	Shares outstanding			14,534
	Net asset value per share			$16.01

*	Amount less than one thousand.

See Notes to Financial Statements

46	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York

$11,446,128	$4,126,951	$1,772,672		$178,565
103,885	28,728	30,113		1,533

6,473	10,474	—		888
38,237	15,600	4,403		152
114,380	44,466	22,050		1,480
1,126	471	179		16
11,710,229	4,226,690	1,829,417		182,634

128,064	54,505	20,213		2,539
19,206	7,595	2,065		78
2,566	1,242	711		112
2,225	1,051	461		50
2,687	868	448		44
270	99	126		1
2	1	—	*	—	*
155,020	65,361	24,024		2,824
$11,555,209	$4,161,329	$1,805,393		$179,810

$10,853,493	$4,040,300	$1,717,204		$170,152
9,164	7,740	1,727		171
(19,017)	(117,349)	(35,275)		(97)
711,569	230,638	121,737		9,584
$11,555,209	$4,161,329	$1,805,393		$179,810

10,734,559	3,896,313	1,650,935		168,981

$7,947,753	$3,032,815	$1,497,848		$142,164
603,050	192,755	83,475		13,064
$13.18	$15.73	$17.94		$10.88
$5,229	$2,367	$784		$35
397	151	44		3
$13.18	$15.73	$17.94		$10.88
$378,547	$205,809	$80,972		$12,651
28,723	13,081	4,513		1,163
$13.18	$15.73	$17.94		$10.88
$1,684,138	$236,143	$68,644		$1,679
127,787	15,008	3,825		154
$13.18	$15.73	$17.94		$10.88
$1,222,084	$466,120	$157,145		$23,281
92,728	29,625	8,758		2,139
$13.18	$15.73	$17.94		$10.88
$317,458	$218,075
24,088	13,860
$13.18	$15.73

American Funds Tax-Exempt Funds	47

Statements of operations
for the six months ended January 31, 2016

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America

Investment income:
Income:
Interest	$5,866	$46,274

Fees and expenses*:
Investment advisory services	1,365	3,891
Distribution services	508	3,921
Transfer agent services	147	588
Administrative services	53	271
Reports to shareholders	9	35
Registration statement and prospectus	83	146
Trustees’ compensation	4	16
Auditing and legal	7	9
Custodian	1	4
State and local taxes	—	—
Other	1	2
Total fees and expenses before reimbursement	2,178	8,883
Less reimbursement of fees and expenses	—	—
Total fees and expenses after reimbursement	2,178	8,883
Net investment income	3,688	37,391

Net realized (loss) gain and unrealized appreciation:
Net realized (loss) gain on investments	(316)	274
Net unrealized appreciation on investments	1,814	20,749
Net realized (loss) gain and unrealized appreciation	1,498	21,023

Net increase in net assets resulting from operations	$5,186	$58,414

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

48	American Funds Tax-Exempt Funds

unaudited
(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$206,437	$92,477	$33,850	$2,767

12,801	5,931	2,671	285
13,368	5,036	2,266	220
2,819	1,080	279	36
1,219	395	144	16
114	40	19	3
369	210	69	64
53	17	7	1
12	9	8	7
12	5	2	—	†
141	351	18	—	†
9	5	2	—	†
30,917	13,079	5,485	632
—	—	—	26
30,917	13,079	5,485	606
175,520	79,398	28,365	2,161

1,730	5,503	(1,377)	179
181,899	77,837	33,085	3,272
183,629	83,340	31,708	3,451

$359,149	$162,738	$60,073	$5,612

American Funds Tax-Exempt Funds	49

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015
Operations:
Net investment income	$3,688	$8,091	$37,391	$75,181	$175,520	$324,926
Net realized (loss) gain	(316)	(380)	274	84	1,730	3,709
Net unrealized appreciation (depreciation)	1,814	(5,652)	20,749	(36,958)	181,899	17,674
Net increase in net assets resulting from operations	5,186	2,059	58,414	38,307	359,149	346,309

Dividends paid or accrued to shareholders from net investment income	(3,636)	(8,084)	(37,581)	(74,782)	(175,370)	(321,189)

Net capital share transactions	30,899	(65,037)	174,730	143,346	896,339	1,124,196

Total increase (decrease) in net assets	32,449	(71,062)	195,563	106,871	1,080,118	1,149,316

Net assets:
Beginning of period	726,212	797,274	3,183,097	3,076,226	10,475,091	9,325,775
End of period	$758,661	$726,212	$3,378,660	$3,183,097	$11,555,209	$10,475,091

Undistributed (distributions in excess of) net investment income	$28	$(24)	$518	$708	$9,164	$9,014

*	Unaudited.

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015	Six months ended January 31 2016*	Year ended July 31 2015

$79,398	$138,904	$28,365	$54,073	$2,161	$4,043
5,503	(3,961)	(1,377)	957	179	351
77,837	30,465	33,085	5,572	3,272	250

162,738	165,408	60,073	60,602	5,612	4,644

(77,676)	(135,657)	(28,195)	(53,343)	(2,117)	(3,949)

474,626	539,260	111,655	136,929	20,619	28,236

559,688	569,011	143,533	144,188	24,114	28,931

3,601,641	3,032,630	1,661,860	1,517,672	155,696	126,765
$4,161,329	$3,601,641	$1,805,393	$1,661,860	$179,810	$155,696

$7,740	$6,018	$1,727	$1,557	$171	$127

American Funds Tax-Exempt Funds	51

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None

*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

52	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is

American Funds Tax-Exempt Funds	53

determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2016, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks —The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower

54	American Funds Tax-Exempt Funds

yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2016, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

American Funds Tax-Exempt Funds	55

The funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before the dates shown in the following table:

Fund	U.S. federal tax authority	State tax authority
American Funds Short-Term Tax-Exempt Bond Fund	2011	2010
Limited Term Tax-Exempt Bond Fund of America	2011	2010
The Tax-Exempt Bond Fund of America	2011	2010
American High-Income Municipal Bond Fund	2011	2010
The Tax-Exempt Fund of California	2011	2010
American Funds Tax-Exempt Fund of New York	2011	2010	*

* The year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premium and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2015. These will be used to offset any capital gains realized by these funds in future years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of each fund’s most recent year-end. As of July 31, 2015, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed tax-exempt income	$67	$913	$3,620	$1,770	$910	$133
Post-October capital loss deferral*	—	—	(2,670)	—	(107)	—
Capital loss carryforward:
No expiration	(777)	(647)	—	(11,258)	—	(277)
Expiring 2017	—	—	—	(14,384)	(3,446)	—
Expiring 2018	—	—	(15,678)	(69,970)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	$(777)	$(647)	$(15,678)	$(120,020)	$(33,791)	$(277)

*	This deferral is considered incurred in the subsequent year.

56	American Funds Tax-Exempt Funds

As of January 31, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Gross unrealized appreciation on investment securities	$7,417	$138,105	$747,378	$287,308	$129,089	$10,289
Gross unrealized depreciation on investment securities	(881)	(970)	(28,010)	(49,286)	(5,509)	(570)
Net unrealized appreciation on investment securities	6,536	137,135	719,368	238,022	123,580	9,719
Cost of investment securities	753,167	3,222,708	10,726,760	3,888,929	1,649,092	168,846

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$3,242	$7,392
Class F-1	36	92
Class F-2	358	600
Total	$3,636	$8,084

Limited Term Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$31,120	$62,578
Class B	5	22
Class C	223	532
Class F-1	920	1,992
Class F-2	2,627	5,317
Class R-6	2,686	4,341
Total	$37,581	$74,782

The Tax-Exempt Bond Fund of America

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$122,678	$231,655
Class B	78	256
Class C	4,361	8,319
Class F-1	24,991	44,346
Class F-2	18,195	28,978
Class R-6	5,067	7,635
Total	$175,370	$321,189

American Funds Tax-Exempt Funds	57

American High-Income Municipal Bond Fund

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$57,324	$104,118
Class B	48	163
Class C	3,113	5,732
Class F-1	4,384	7,566
Class F-2	8,439	11,686
Class R-6	4,368	6,392
Total	$77,676	$135,657

The Tax-Exempt Fund of California

Share class	Six months ended January 31, 2016	Year ended July 31, 2015
Class A	$23,670	$44,830
Class B	14	47
Class C	988	1,990
Class F-1	1,050	1,921
Class F-2	2,473	4,555
Total	$28,195	$53,343

American Funds Tax-Exempt Fund of New York

Share class	Six months ended January 31, 2016		Year ended July 31, 2015
Class A	$1,690		$3,198
Class B	—	*	1
Class C	100		176
Class F-1	22		41
Class F-2	305		533
Total	$2,117		$3,949

*Amount less than one thousand.

58	American Funds Tax-Exempt Funds

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

									Annualized
									rates for the
			Net asset level						six months
	Rates		(in billions)		Rates		Monthly gross income		ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2016
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2	None	None	None	None	.368%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.238
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.233
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.308
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.311
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.343

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended January 31, 2016, total fees and expenses reimbursed by CRMC were $26,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

American Funds Tax-Exempt Funds	59

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term		Limited Term Tax-Exempt		The Tax-Exempt Bond Fund
	Tax-Exempt Bond Fund		Bond Fund of America		of America
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income		The Tax-Exempt Fund		American Funds Tax-Exempt
	Municipal Bond Fund		of California		Fund of New York
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2016, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,044
Limited-Term Tax-Exempt Bond Fund of America	—
The Tax-Exempt Bond Fund of America	5,357
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	855
American Funds Tax-Exempt Fund of New York	23

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

60	American Funds Tax-Exempt Funds

For the six months ended January 31, 2016, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$496	$104	$33
Class F-1	12	5	2
Class F-2	Not applicable	38	18
Total class-specific expenses	$508	$147	$53

Limited Term Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$3,666	$417		$136
Class B	3	—	*	Not applicable
Class C	147	5		7
Class F-1	105	48		21
Class F-2	Not applicable	118		54
Class R-6	Not applicable	—	*	53
Total class-specific expenses	$3,921	$588		$271

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$9,521	$1,227		$381
Class B	31	1		Not applicable
Class C	1,793	59		90
Class F-1	2,023	954		404
Class F-2	Not applicable	578		271
Class R-6	Not applicable	—	*	73
Total class-specific expenses	$13,368	$2,819		$1,219

American High-Income Municipal Bond Fund

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$3,795	$697		$142
Class B	14	1		Not applicable
Class C	951	48		48
Class F-1	276	126		55
Class F-2	Not applicable	208		100
Class R-6	Not applicable	—	*	50
Total class-specific expenses	$5,036	$1,080		$395

The Tax-Exempt Fund of California

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$1,787	$157		$72
Class B	5	—	*	Not applicable
Class C	392	9		20
Class F-1	82	35		16
Class F-2	Not applicable	78		36
Total class-specific expenses	$2,266	$279		$144

American Funds Tax-Exempt Fund of New York

	Distribution		Transfer agent		Administrative
Share class	services		services		services
Class A	$164		$22		$7
Class B	—	*	—	*	Not applicable
Class C	56		2		3
Class F-1	—	*	1		—	*
Class F-2	Not applicable		11		6
Total class-specific expenses	$220		$36		$16

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations reflects the current fees (either paid in cash or deferred) and a net decrease in the value of the following deferred amounts (dollars in thousands):

		Decrease in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation
American Funds Short-Term Tax-Exempt Bond Fund	$ 5	$(1)	$ 4
Limited Term Tax-Exempt Bond Fund of America	18	(2)	16
The Tax-Exempt Bond Fund of America	57	(4)	53
American High-Income Municipal Bond Fund	19	(2)	17
The Tax-Exempt Fund of California	9	(2)	7
American Funds Tax-Exempt Fund of New York	1	— *	1

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

American Funds Tax-Exempt Funds	61

7. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$163,585	16,094	$3,030	298	$(145,409)	(14,308)	$21,206	2,084
Class F-1	3,903	384	36	4	(2,517)	(248)	1,422	140
Class F-2	38,230	3,761	280	28	(30,239)	(2,977)	8,271	812
Total net increase (decrease)	$205,718	20,239	$3,346	330	$(178,165)	(17,533)	$30,899	3,036

Year ended July 31, 2015
Class A	$226,415	22,149	$6,692	655	$(311,118)	(30,452)	$(78,011)	(7,648)
Class F-1	3,788	370	92	9	(8,533)	(834)	(4,653)	(455)
Class F-2	71,689	7,024	489	48	(54,551)	(5,348)	17,627	1,724
Total net increase (decrease)	$301,892	29,543	$7,273	712	$(374,202)	(36,634)	$(65,037)	(6,379)

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of dividends			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$355,707	22,338	$29,026	1,822		$(262,207)	(16,466)	$122,526	7,694
Class B	105	7	5	—	†	(314)	(20)	(204)	(13)
Class C	5,510	346	215	13		(5,968)	(375)	(243)	(16)
Class F-1	9,430	592	884	56		(9,251)	(581)	1,063	67
Class F-2	41,395	2,600	2,183	137		(32,731)	(2,055)	10,847	682
Class R-6	46,863	2,943	2,687	168		(8,809)	(553)	40,741	2,558
Total net increase (decrease)	$459,010	28,826	$35,000	2,196		$(319,280)	(20,050)	$174,730	10,972

Year ended July 31, 2015
Class A	$511,796	31,861	$58,014	3,614		$(484,127)	(30,151)	$85,683	5,324
Class B	67	4	21	1		(1,299)	(81)	(1,211)	(76)
Class C	5,323	331	513	32		(13,432)	(836)	(7,596)	(473)
Class F-1	14,553	906	1,901	118		(36,973)	(2,298)	(20,519)	(1,274)
Class F-2	98,669	6,135	4,491	280		(75,895)	(4,727)	27,265	1,688
Class R-6	67,930	4,228	4,341	271		(12,547)	(782)	59,724	3,717
Total net increase (decrease)	$698,338	43,465	$69,281	4,316		$(624,273)	(38,875)	$143,346	8,906

62	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$754,794	57,866	$112,379	8,614	$(430,813)	(33,066)	$436,360	33,414
Class B	69	5	76	6	(2,207)	(169)	(2,062)	(158)
Class C	55,942	4,288	4,130	317	(36,527)	(2,805)	23,545	1,800
Class F-1	326,775	25,173	24,734	1,895	(169,077)	(12,975)	182,432	14,093
Class F-2	309,915	23,765	16,541	1,268	(112,760)	(8,653)	213,696	16,380
Class R-6	43,920	3,373	5,066	388	(6,618)	(509)	42,368	3,252
Total net increase (decrease)	$1,491,415	114,470	$162,926	12,488	$(758,002)	(58,177)	$896,339	68,781

Year ended July 31, 2015
Class A	$1,166,527	89,279	$210,997	16,150	$(783,919)	(60,074)	$593,605	45,355
Class B	366	28	248	19	(6,082)	(466)	(5,468)	(419)
Class C	83,656	6,403	7,868	602	(68,383)	(5,240)	23,141	1,765
Class F-1	324,142	24,816	43,866	3,358	(287,808)	(22,060)	80,200	6,114
Class F-2	446,591	34,216	26,012	1,991	(145,323)	(11,130)	327,280	25,077
Class R-6	103,919	7,954	7,634	584	(6,115)	(468)	105,438	8,070
Total net increase (decrease)	$2,125,201	162,696	$296,625	22,704	$(1,297,630)	(99,438)	$1,124,196	85,962

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$401,857	25,867	$52,818	3,399	$(183,635)	(11,844)	$271,040	17,422
Class B	215	14	45	3	(1,327)	(86)	(1,067)	(69)
Class C	36,458	2,346	2,894	187	(19,576)	(1,264)	19,776	1,269
Class F-1	43,686	2,816	4,272	275	(24,020)	(1,549)	23,938	1,542
Class F-2	192,530	12,412	7,391	475	(64,291)	(4,128)	135,630	8,759
Class R-6	23,618	1,524	4,368	281	(2,677)	(174)	25,309	1,631
Total net increase (decrease)	$698,364	44,979	$71,788	4,620	$(295,526)	(19,045)	$474,626	30,554

Year ended July 31, 2015
Class A	$582,004	37,495	$96,061	6,188	$(360,143)	(23,213)	$317,922	20,470
Class B	334	22	154	10	(3,271)	(211)	(2,783)	(179)
Class C	55,686	3,585	5,320	343	(41,042)	(2,648)	19,964	1,280
Class F-1	78,498	5,049	7,372	475	(57,976)	(3,746)	27,894	1,778
Class F-2	145,866	9,397	9,910	639	(59,263)	(3,823)	96,513	6,213
Class R-6	73,819	4,754	6,392	412	(461)	(30)	79,750	5,136
Total net increase (decrease)	$936,207	60,302	$125,209	8,067	$(522,156)	(33,671)	$539,260	34,698

See page 64 for footnotes.

American Funds Tax-Exempt Funds	63

The Tax-Exempt Fund of California

	Sales*			Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$151,958	8,561		$20,632	1,162	$(87,348)	(4,930)	$85,242	4,793
Class B	1	—	†	14	1	(589)	(33)	(574)	(32)
Class C	10,714	604		930	52	(9,652)	(545)	1,992	111
Class F-1	9,342	527		973	55	(5,433)	(307)	4,882	275
Class F-2	25,946	1,463		2,093	118	(7,926)	(447)	20,113	1,134
Total net increase (decrease)	$197,961	11,155		$24,642	1,388	$(110,948)	(6,262)	$111,655	6,281

Year ended July 31, 2015
Class A	$212,686	11,982		$38,804	2,186	$(136,473)	(7,697)	$115,017	6,471
Class B	62	3		45	3	(1,048)	(59)	(941)	(53)
Class C	15,438	870		1,845	104	(15,711)	(888)	1,572	86
Class F-1	16,450	928		1,796	101	(20,701)	(1,172)	(2,455)	(143)
Class F-2	46,534	2,624		3,856	217	(26,654)	(1,501)	23,736	1,340
Total net increase (decrease)	$291,170	16,407		$46,346	2,611	$(200,587)	(11,317)	$136,929	7,701

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of dividends				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2016
Class A	$21,050	1,960	$1,114		104		$(6,676)	(623)	$15,488	1,441
Class B	—	—	—	†	—	†	(11)	(1)	(11)	(1)
Class C	3,700	345	94		9		(1,089)	(101)	2,705	253
Class F-1	191	18	12		1		(182)	(17)	21	2
Class F-2	3,624	339	246		22		(1,454)	(135)	2,416	226
Total net increase (decrease)	$28,565	2,662	$1,466		136		$(9,412)	(877)	$20,619	1,921

Year ended July 31, 2015
Class A	$28,352	2,636	$1,969		183		$(8,840)	(824)	$21,481	1,995
Class B	15	1	1		—	†	(23)	(2)	(7)	(1)
Class C	3,231	300	165		15		(1,537)	(143)	1,859	172
Class F-1	699	65	22		2		(174)	(16)	547	51
Class F-2	7,365	684	404		38		(3,413)	(317)	4,356	405
Total net increase (decrease)	$39,662	3,686	$2,561		238		$(13,987)	(1,302)	$28,236	2,622

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

64	American Funds Tax-Exempt Funds

8. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2016, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$106,694	$116,668
Limited Term Tax-Exempt Bond Fund of America	349,759	280,695
The Tax-Exempt Bond Fund of America	1,317,328	915,036
American High-Income Municipal Bond Fund	732,134	415,199
The Tax-Exempt Fund of California	179,697	151,820
American Funds Tax-Exempt Fund of New York	45,098	26,800

9. Ownership concentration

At January 31, 2016, CRMC held aggregate ownership of 22% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

American Funds Tax-Exempt Funds	65

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$10.17	$.05	$.02	$.07	$(.05)	$—		$(.05)	$10.19	.69%[5]		$676	.59%[6]		.99%[6]
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.26		653	.58		1.04
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43		737	.58		1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.16		701	.59		1.21
7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17		606	.59		1.27
7/31/2011	10.20	.12	.03	.15	(.12)	—		(.12)	10.23	1.53		520	.60		1.24
Class F-1:
1/31/2016[3,4]	10.17	.04	.02	.06	(.04)	—		(.04)	10.19	.58	[5]	11	.81	[6]	.77	[6]
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05		9	.80		.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19		14	.82		.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[7]	(.10)	10.21	(.08)		30	.84		.96
7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98		18	.78		1.09
7/31/2011	10.20	.11	.03	.14	(.11)	—		(.11)	10.23	1.34		14	.79		1.04
Class F-2:
1/31/2016[3,4]	10.17	.05	.02	.07	(.05)	—		(.05)	10.19	.71	[5]	72	.55	[6]	1.03	[6]
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29		64	.55		1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47		46	.54		1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[7]	(.13)	10.21	.19		37	.56		1.23
7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24		15	.52		1.33
7/31/2011	10.20	.13	.03	.16	(.13)	—		(.13)	10.23	1.58		17	.55		1.28

	Six months ended January 31,	Year ended July 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	16%	38%	20%	22%	14%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.

See Notes to Financial Statements

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$15.92	$.18	$.09	$.27	$(.18)	$—		$(.18)	$16.01	1.73%[5]		$2,810	.56%[6]		2.27%[6]
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23		2,670	.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56		2,615	.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[7]	(.40)	15.94	(.13)		2,625	.60		2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06		2,549	.60		2.72
7/31/2011	15.78	.46	.07	.53	(.46)	—		(.46)	15.85	3.41		2,232	.60		2.93
Class B:
1/31/2016[3,4]	15.92	.13	.09	.22	(.13)	—		(.13)	16.01	1.36	[5]	1	1.29	[6]	1.56	[6]
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.52		1	1.28		1.66
7/31/2014	15.94	.29	.16	.45	(.29)	—		(.29)	16.10	2.85		2	1.29		1.83
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[7]	(.29)	15.94	(.82)		3	1.29		1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33		6	1.30		2.04
7/31/2011	15.78	.35	.07	.42	(.35)	—		(.35)	15.85	2.69		10	1.31		2.24
Class C:
1/31/2016[3,4]	15.92	.12	.09	.21	(.12)	—		(.12)	16.01	1.33	[5]	30	1.33	[6]	1.51	[6]
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47		30	1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80		38	1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[7]	(.28)	15.94	(.87)		49	1.34		1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27		75	1.34		1.99
7/31/2011	15.78	.34	.07	.41	(.34)	—		(.34)	15.85	2.64		69	1.36		2.19
Class F-1:
1/31/2016[3,4]	15.92	.17	.09	.26	(.17)	—		(.17)	16.01	1.67	[5]	85	.67	[6]	2.17	[6]
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13		84	.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49		105	.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[7]	(.39)	15.94	(.22)		122	.69		2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00		132	.65		2.67
7/31/2011	15.78	.45	.07	.52	(.45)	—		(.45)	15.85	3.37		104	.65		2.89
Class F-2:
1/31/2016[3,4]	15.92	.20	.09	.29	(.20)	—		(.20)	16.01	1.80	[5]	220	.41	[6]	2.43	[6]
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39		208	.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75		183	.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[7]	(.43)	15.94	.05		148	.42		2.64
7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28		162	.38		2.94
7/31/2011	15.78	.49	.07	.56	(.49)	—		(.49)	15.85	3.65		132	.38		3.15
Class R-6:
1/31/2016[3,4]	15.92	.20	.09	.29	(.20)	—		(.20)	16.01	1.86	[5]	233	.30	[6]	2.53	[6]
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50		190	.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86		133	.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[7]	(.45)	15.94	.16		132	.31		2.72
7/31/2012[4,8]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90	[5]	43	.07	[5]	.64	[5]

	Six months ended January 31,	Year ended July 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	9%	19%	9%	13%	9%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	67

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$12.96	$.21	$.22	$.43	$(.21)	$13.18	3.35%[5]	$7,948	.54%[6]		3.22%[6]
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385	.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772	.56		3.57
7/31/2013[4,7]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]	6,984	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445	.55		3.73
8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557	.55		4.01
Class B:
1/31/2016[3,4]	12.96	.16	.22	.38	(.16)	13.18	2.97 [5]	5	1.28	[6]	2.49	[6]
7/31/2015	12.92	.33	.04	.37	(.33)	12.96	2.85	7	1.28		2.55
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.81	13	1.30		2.84
7/31/2013[4,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)[5]	20	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		3.01
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		3.26
Class C:
1/31/2016[3,4]	12.96	.16	.22	.38	(.16)	13.18	2.95 [5]	379	1.33	[6]	2.43	[6]
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349	1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325	1.35		2.79
7/31/2013[4,7]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)[5]	375	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		2.94
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		3.21
Class F-1:
1/31/2016[3,4]	12.96	.20	.22	.42	(.20)	13.18	3.29 [5]	1,684	.66	[6]	3.09	[6]
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474	.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389	.68		3.46
7/31/2013[4,7]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)[5]	1,659	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526	.66		3.62
8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66		3.90
Class F-2:
1/31/2016[3,4]	12.96	.22	.22	.44	(.22)	13.18	3.42 [5]	1,222	.40	[6]	3.36	[6]
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76	990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74	662	.42		3.70
7/31/2013[4,7]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)[5]	327	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		3.87
8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41		4.15
Class R-6:
1/31/2016[3,4]	12.96	.23	.22	.45	(.23)	13.18	3.48 [5]	317	.30	[6]	3.47	[6]
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86	270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86	165	.31		3.81
7/31/2013[4,7]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)[5]	115	.31	[6]	3.58	[6]
8/31/2012[4,8]	12.94	.14	.15	.29	(.15)	13.08	2.25 [5]	42	.09	[5]	1.15	[5]

	Six months ended January 31,	Year ended July 31		For the period 9/1/2012 to	Year ended August 31
	2016[3,4,5]	2015	2014	7/31/2013[4,5,7]	2012	2011
Portfolio turnover rate for all share classes	9%	14%	10%	16%	14%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.
[8]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

68	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$15.40	$.33	$.32	$.65	$(.32)	$15.73	4.23%[5]		$3,033	.67%[6]		4.13%[6]
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34		2,700	.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99		2,357	.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)		2,246	.69		4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98		2,286	.68		4.64
7/31/2011	13.97	.67	(.19)	.48	(.67)	13.78	3.57		1,849	.64		4.86
Class B:
1/31/2016[3,4]	15.40	.27	.32	.59	(.26)	15.73	3.86	[5]	2	1.39	[6]	3.43	[6]
7/31/2015	15.22	.53	.17	.70	(.52)	15.40	4.60		4	1.39		3.43
7/31/2014	14.48	.57	.73	1.30	(.56)	15.22	9.17		6	1.44		3.87
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)		10	1.42		3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14		16	1.42		3.96
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.78		21	1.41		4.07
Class C:
1/31/2016[3,4]	15.40	.27	.32	.59	(.26)	15.73	3.84	[5]	206	1.44	[6]	3.36	[6]
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55		182	1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12		161	1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)		161	1.46		3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09		170	1.46		3.86
7/31/2011	13.97	.56	(.19)	.37	(.56)	13.78	2.73		137	1.46		4.03
Class F-1:
1/31/2016[3,4]	15.40	.32	.32	.64	(.31)	15.73	4.19	[5]	236	.75	[6]	4.05	[6]
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27		207	.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87		178	.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)		172	.79		4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89		191	.76		4.56
7/31/2011	13.97	.65	(.19)	.46	(.65)	13.78	3.45		146	.76		4.73
Class F-2:
1/31/2016[3,4]	15.40	.34	.32	.66	(.33)	15.73	4.33	[5]	466	.50	[6]	4.30	[6]
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53		321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15		223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)		126	.52		4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20		87	.49		4.81
7/31/2011	13.97	.69	(.19)	.50	(.69)	13.78	3.74		58	.48		5.03
Class R-6:
1/31/2016[3,4]	15.40	.35	.32	.67	(.34)	15.73	4.38	[5]	218	.39	[6]	4.41	[6]
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64		188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27		108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02		58	.40		4.44
7/31/2012[4,7]	14.86	.14	.28	.42	(.15)	15.13	2.85	[5]	13	.08	[5]	1.00	[5]

	Six months ended January 31,	Year ended July 31
	2016[3,4,5]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	11%	23%	24%	25%	20%	18%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	69

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2016[3,4]	$17.62	$.30	$.32	$.62	$(.30)	$17.94	3.52%[5]	$1,498	.61%[6]		3.33%[6]
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386	.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265	.63		3.72
7/31/2013[4,7]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250	.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334	.63		3.89
8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218	.64		4.08
Class B:
1/31/2016[3,4]	17.62	.23	.32	.55	(.23)	17.94	3.14 [5]	1	1.35	[6]	2.61	[6]
7/31/2015	17.52	.47	.09	.56	(.46)	17.62	3.22	1	1.35		2.65
7/31/2014	16.72	.51	.79	1.30	(.50)	17.52	7.93	2	1.38		3.00
7/31/2013[4,7]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)[5]	3	1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5	1.37		3.17
8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7	1.39		3.33
Class C:
1/31/2016[3,4]	17.62	.22	.32	.54	(.22)	17.94	3.11 [5]	81	1.40	[6]	2.54	[6]
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78	1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76	1.42		2.94
7/31/2013[4,7]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87	1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101	1.42		3.10
8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91	1.44		3.28
Class F-1:
1/31/2016[3,4]	17.62	.28	.32	.60	(.28)	17.94	3.46 [5]	68	.73	[6]	3.21	[6]
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63	.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65	.76		3.60
7/31/2013[4,7]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74	.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82	.73		3.79
8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82	.74		3.98
Class F-2:
1/31/2016[3,4]	17.62	.31	.32	.63	(.31)	17.94	3.59 [5]	157	.48	[6]	3.45	[6]
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134	.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110	.51		3.84
7/31/2013[4,7]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91	.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74	.48		4.02
8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41	.50		4.22

	Six months ended January 31,	Year ended July 31		For the period 9/1/2012 to	Year ended August 31
	2016[3,4,5]	2015	2014	7/31/2013[4,5,7]	2012	2011
Portfolio turnover rate for all share classes	9%	17%	8%	12%	15%	10%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	In 2013, the fund changed its fiscal year-end from August to July.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements	[2]	Ratio of net income to average net assets[2]
Class A:
1/31/2016[4,5]	$10.66	$.14	$.22	$.36	$(.14)	$10.88	3.40%[6,7]		$142,164	.73%[6,8]		.70%[6,8]		2.63%[6,8]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[6]	123,924	.72	[6]	.67	[6]	2.91	[6]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[6]	101,874	.73	[6]	.63	[6]	3.07	[6]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[6]		99,811	.66	[6]	.59	[6]	2.88	[6]
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	[6]	106,145	.76	[6]	.63	[6]	3.06	[6]
7/31/2011[5,9]	10.00	.21	(.03)	.18	(.20)	9.98	1.83	[6,7]	62,229	.97	[6,8]	.67	[6,8]	2.82	[6,8]
Class B:
1/31/2016[4,5]	10.66	.12	.22	.34	(.12)	10.88	3.21	[6,7]	35	1.13	[6,8]	1.11	[6,8]	2.24	[6,8]
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.87	[6]	45	1.49	[6]	1.43	[6]	2.15	[6]
7/31/2014	10.21	.23	.37	.60	(.23)	10.58	5.98	[6]	51	1.51	[6]	1.44	[6]	2.29	[6]
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)[6]		174	1.53	[6]	1.46	[6]	1.99	[6]
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	[6]	271	1.59	[6]	1.45	[6]	2.24	[6]
7/31/2011[5,9]	10.00	.15	(.03)	.12	(.14)	9.98	1.24	[6,7]	120	1.76	[6,8]	1.48	[6,8]	2.21	[6,8]
Class C:
1/31/2016[4,5]	10.66	.10	.22	.32	(.10)	10.88	2.99	[7]	12,651	1.52	[8]	1.49	[8]	1.84	[8]
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		9,706	1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		7,809	1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		7,763	1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12		6,875	1.62		1.50		2.17
7/31/2011[5,9]	10.00	.15	(.03)	.12	(.14)	9.98	1.26	[7]	2,103	1.75	[8]	1.55	[8]	2.27	[8]
Class F-1:
1/31/2016[4,5]	10.66	.14	.22	.36	(.14)	10.88	3.44	[6,7]	1,679	.65	[6,8]	.62	[6,8]	2.72	[6,8]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[6]	1,624	.80	[6]	.74	[6]	2.83	[6]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[6]	1,072	.77	[6]	.68	[6]	3.03	[6]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[6]		1,372	.86	[6]	.79	[6]	2.67	[6]
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	[6]	2,392	.86	[6]	.74	[6]	2.94	[6]
7/31/2011[5,9]	10.00	.20	(.03)	.17	(.19)	9.98	1.76	[6,7]	872	1.03	[6,8]	.78	[6,8]	2.71	[6,8]
Class F-2:
1/31/2016[4,5]	10.66	.15	.22	.37	(.15)	10.88	3.47	[7]	23,281	.58	[8]	.55	[8]	2.78	[8]
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77		20,397	.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89		15,959	.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)		14,378	.64		.57		2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21		12,983	.63		.53		3.13
7/31/2011[5,9]	10.00	.22	(.03)	.19	(.21)	9.98	1.92	[7]	3,162	.70	[8]	.55	[8]	3.08	[8]

	Six months ended January 31,	Year ended July 31				For the period 11/1/2010 to
	2016[4,5,7]	2015	2014	2013	2012	7/31/2011[5,7,9]
Portfolio turnover rate for all share classes	19%	42%	25%	23%	15%	16%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reduced fees for other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period November 1, 2010, commencement of operations, through July 31, 2011.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2015, through January 31, 2016).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,006.91	$2.98	.59%
Class A – assumed 5% return	1,000.00	1,022.17	3.00	.59
Class F-1 – actual return	1,000.00	1,005.78	4.08	.81
Class F-1 – assumed 5% return	1,000.00	1,021.06	4.12	.81
Class F-2 – actual return	1,000.00	1,007.09	2.77	.55
Class F-2 – assumed 5% return	1,000.00	1,022.37	2.80	.55

Limited Term Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,017.26	$2.84	.56%
Class A – assumed 5% return	1,000.00	1,022.32	2.85	.56
Class B – actual return	1,000.00	1,013.61	6.53	1.29
Class B – assumed 5% return	1,000.00	1,018.65	6.55	1.29
Class C – actual return	1,000.00	1,013.34	6.73	1.33
Class C – assumed 5% return	1,000.00	1,018.45	6.75	1.33
Class F-1 – actual return	1,000.00	1,016.73	3.40	.67
Class F-1 – assumed 5% return	1,000.00	1,021.77	3.40	.67
Class F-2 – actual return	1,000.00	1,018.04	2.08	.41
Class F-2 – assumed 5% return	1,000.00	1,023.08	2.08	.41
Class R-6 – actual return	1,000.00	1,018.57	1.52	.30
Class R-6 – assumed 5% return	1,000.00	1,023.63	1.53	.30

The Tax-Exempt Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,033.54	$2.76	.54%
Class A – assumed 5% return	1,000.00	1,022.42	2.75	.54
Class B – actual return	1,000.00	1,029.70	6.53	1.28
Class B – assumed 5% return	1,000.00	1,018.70	6.50	1.28
Class C – actual return	1,000.00	1,029.46	6.78	1.33
Class C – assumed 5% return	1,000.00	1,018.45	6.75	1.33
Class F-1 – actual return	1,000.00	1,032.89	3.37	.66
Class F-1 – assumed 5% return	1,000.00	1,021.82	3.35	.66
Class F-2 – actual return	1,000.00	1,034.25	2.05	.40
Class F-2 – assumed 5% return	1,000.00	1,023.13	2.03	.40
Class R-6 – actual return	1,000.00	1,034.77	1.53	.30
Class R-6 – assumed 5% return	1,000.00	1,023.63	1.53	.30

American Funds Tax-Exempt Funds	73

American High-Income Municipal Bond Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,042.35	$3.44	.67%
Class A – assumed 5% return	1,000.00	1,021.77	3.40	.67
Class B – actual return	1,000.00	1,038.59	7.12	1.39
Class B – assumed 5% return	1,000.00	1,018.15	7.05	1.39
Class C – actual return	1,000.00	1,038.35	7.38	1.44
Class C – assumed 5% return	1,000.00	1,017.90	7.30	1.44
Class F-1 – actual return	1,000.00	1,041.91	3.85	.75
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.81	.75
Class F-2 – actual return	1,000.00	1,043.26	2.57	.50
Class F-2 – assumed 5% return	1,000.00	1,022.62	2.54	.50
Class R-6 – actual return	1,000.00	1,043.80	2.00	.39
Class R-6 – assumed 5% return	1,000.00	1,023.18	1.98	.39

The Tax-Exempt Fund of California

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,035.23	$3.12	.61%
Class A – assumed 5% return	1,000.00	1,022.07	3.10	.61
Class B – actual return	1,000.00	1,031.41	6.89	1.35
Class B – assumed 5% return	1,000.00	1,018.35	6.85	1.35
Class C – actual return	1,000.00	1,031.14	7.15	1.40
Class C – assumed 5% return	1,000.00	1,018.10	7.10	1.40
Class F-1 – actual return	1,000.00	1,034.58	3.73	.73
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.71	.73
Class F-2 – actual return	1,000.00	1,035.87	2.46	.48
Class F-2 – assumed 5% return	1,000.00	1,022.72	2.44	.48

American Funds Tax-Exempt Fund of New York

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2015	1/31/2016	during period*	expense ratio
Class A – actual return	$1,000.00	$1,033.98	$3.58	.70%
Class A – assumed 5% return	1,000.00	1,021.62	3.56	.70
Class B – actual return	1,000.00	1,032.09	5.67	1.11
Class B – assumed 5% return	1,000.00	1,019.56	5.63	1.11
Class C – actual return	1,000.00	1,029.89	7.60	1.49
Class C – assumed 5% return	1,000.00	1,017.65	7.56	1.49
Class F-1 – actual return	1,000.00	1,034.37	3.17	.62
Class F-1 – assumed 5% return	1,000.00	1,022.02	3.15	.62
Class F-2 – actual return	1,000.00	1,034.74	2.81	.55
Class F-2 – assumed 5% return	1,000.00	1,022.37	2.80	.55

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

74	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	75

Offices of the funds and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Custodians of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete January 31, 2016, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Municipal Bond Fund®
Investment portfolio
January 31, 2016
unaudited
Bonds, notes & other debt instruments 93.09% Alabama 1.03%	Principal amount (000)	Value (000)
Birmingham Special Care Facs. Fncg. Auth., Improvement Rev. Ref. Bonds (Methodist Home for the Aging), Series 2015-1, 5.75% 2045	$3,250	$3,309
Birmingham Special Care Facs. Fncg. Auth., Improvement Rev. Ref. Bonds (Methodist Home for the Aging), Series 2015-1, 6.00% 2050	1,600	1,648
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,764
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	782
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	6,500	7,591
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,258
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	648
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2035	17,475	4,656
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	1,828
Jefferson County, Sewer Rev. Warrants, Series 2013-F, 0%/7.75% 2046[1]	2,500	1,831
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,843
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2036	3,400	3,813
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	5,000	5,001
		42,972
Alaska 0.30%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2033	2,000	2,225
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2034	2,000	2,216
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	1,000	1,142
International Airport System, Rev. Ref. Bonds, Series 2016-D, 5.00% 2018	2,550	2,736
International Airport System, Rev. Ref. Bonds, Series 2016-D, 5.00% 2019	2,950	3,242
International Airport System, Rev. Ref. Bonds, Series 2016-D, 5.00% 2020	1,000	1,121
		12,682
Arizona 2.11%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.86% 2048 (put 2020)[2]	2,500	2,554
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.70% 2027	429	437
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.80% 2032	896	910
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.00% 2037[2]	5,000	4,564
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds, Series 2006-3A, AMT, 5.25% 2038	216	221
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2035[3]	1,590	1,625
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2045[3]	2,250	2,240
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 2034[3]	1,560	1,763
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[3]	4,500	5,100
American High-Income Municipal Bond Fund — Page 1 of 44

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[3]	$1,500	$1,587
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[3]	6,350	6,571
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,707
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,648
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[3]	5,500	5,693
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	16,590	16,893
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,483
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,539
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	2,580	2,616
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	544
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,094
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,185
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2021	500	541
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2022	500	544
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	500	547
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.70% 2029	770	849
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 6.00% 2033	700	778
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	1,020
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	728
		87,981
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 1.56% 2044 (put 2022)[2]	1,000	990
California 10.52%
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	3,355	3,689
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,295	3,611
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 2014-A, 5.00% 2046	2,000	2,265
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	800	818
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,785	3,866
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	589
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	1,000	1,180
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	1,000	1,172
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,437
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,835
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), 5.00% 2023	400	459
American High-Income Municipal Bond Fund — Page 2 of 44

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	$2,500	$2,696
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.12% 2045 (put 2024)[2]	1,500	1,500
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-D-1, 1.21% 2045 (put 2017)[2]	4,000	4,010
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	644
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	696
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	671
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMBAC insured, 6.50% 2023	955	1,181
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	4,165	4,529
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,085
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.), Series A, AMBAC insured, 5.00% 2022	2,000	2,167
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,703
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,450
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,665
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	225	268
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	345	403
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,061
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,273
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 5.00% 2037	500	511
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,140	1,142
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	664
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	689
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 5.00% 2036	1,510	1,718
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,225
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 4.00% 2031	700	741
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	4,000	4,196
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,412
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	6,000	3,003
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	1,000	479
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	1,561
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0%/6.85% 2042[1]	1,250	1,010
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,520
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,717
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,185
Various Purpose G.O. Bonds, 1.00% 2016	1,400	1,403
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	1,500	1,443
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	266
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	500	581
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	615
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	659
American High-Income Municipal Bond Fund — Page 3 of 44

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	$350	$396
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), 5.00% 2036	1,000	1,076
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	394
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	590	661
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	688
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	419
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	1,435	1,749
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2028	625	749
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	355
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	626
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	396
Lake Elsinore Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,265	1,478
Lake Elsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2035	9,625	10,665
LakeElsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2031	2,920	3,291
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,127
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,000	1,197
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,379
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	990	1,099
City of Long Beach Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	554
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 0% 2034	1,250	648
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2008-A-2, 4.00% 2016	3,725	3,785
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	4,900	7,076
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds, Series 2007-A, AMBAC insured, 5.00% 2038	6,270	6,464
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,915	2,041
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,699
Municipal Fin. Auth. Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 2035[3]	2,035	2,130
Municipal Fin. Auth. Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[3]	5,600	5,831
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,656
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,649
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2037	585	602
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037 (preref. 2017)	415	435
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	500	503
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	2,100	2,107
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 2028[3]	845	883
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2038[3]	750	781
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[3]	1,000	1,036
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,361
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,112
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,780
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,544
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,147
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,642
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,025
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[3]	7,500	10,050
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,815
American High-Income Municipal Bond Fund — Page 4 of 44

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	$500	$541
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,623
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	2,965	3,081
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	1,250	1,406
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,834
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	7,000	7,146
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,256
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,354
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,339
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,859
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	2,675	3,024
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,542
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	2,725	3,021
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[3]	9,000	9,857
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	620	710
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	805	914
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,295	2,401
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,350	1,587
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,390
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,500	1,704
Public Works Board, Lease Rev. Bonds (Regents of the University of California), Series 2008-A, 5.00% 2033 (preref. 2018)	50	55
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	1,500	1,784
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	7,184
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	3,120	3,496
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2035	425	475
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	577
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2027	230	264
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2029	1,000	1,133
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2030	455	512
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2031	595	665
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2033	500	555
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.739% 2034[2]	5,000	4,591
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,389
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.00% 2018	125	125
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	1,000	1,002
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,040	16,055
San Clemente Community Facs. District No. 06-1, Special Tax Bonds, 4.00% 2035	1,000	1,044
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,948
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,405
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2009-C, 6.50% 2039	1,450	1,664
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,775	2,150
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039	2,500	2,863
American High-Income Municipal Bond Fund — Page 5 of 44

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	$2,000	$2,423
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds (Mission Bay South Public Improvements), Series 2013-B, 3.00% 2020	400	422
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,464
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,275
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	278
Successor Agcy. to the Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,085
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,463
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,723
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	2,109
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022	1,600	1,822
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,000	1,114
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	2,634
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,828
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	995
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	3,963
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	3,605
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,588
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[3]	1,370	1,372
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[3]	6,700	6,729
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	925	1,035
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. District No. 2006-1 of the Saugus Union School District), 5.00% 2026	1,090	1,296
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. District No. 2006-1 of the Saugus Union School District), 5.00% 2032	1,510	1,731
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. District No. 2006-1 of the Saugus Union School District), 5.00% 2035	1,725	1,953
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. District No. 2006-1 of the Saugus Union School District), 5.00% 2036	1,780	2,007
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	6,000	7,154
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2016-A, 5.00% 2046[3]	1,600	1,619
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[3]	1,250	1,280
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[3]	7,100	7,272
Seal Beach Community Facs. District, NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2027	100	100
Seal Beach Community Facs. District, NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2028	120	119
Seal Beach Community Facs. District, NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2030	175	172
Seal Beach Community Facs. District, NO. 05 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2031	460	449
American High-Income Municipal Bond Fund — Page 6 of 44

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	$120	$120
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	3,044
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	75	75
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	700	709
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	1,350	1,361
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,000	1,109
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,007
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	800	809
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2030	2,520	2,507
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[3]	5,500	5,643
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	3,253
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	1,087
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,417
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,801
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,077
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,087
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,230
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,778
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	965	1,026
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,781
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[3]	2,495	2,582
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 2029[3]	1,500	1,761
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[3]	4,500	5,254
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	2,250	2,443
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,282
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,139
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,692
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	360	364
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	555	561
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2037	120	121
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,235	1,333
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	2,000	1,907
American High-Income Municipal Bond Fund — Page 7 of 44

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	$1,185	$1,092
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	1,000	1,132
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-A-O, 3.00% 2016	1,000	1,008
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	140	143
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,950	2,481
		437,584
Colorado 4.27%
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	470	475
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,240	3,241
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	1,980	1,978
City and County of Broomfield Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 5.75% 2046	4,450	4,508
City and County of Broomfield Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 6.00% 2050	3,700	3,747
Promenade at Castle Rock Metropolitan District No. 1, G.O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.125% 2025	1,000	1,034
Promenade at Castle Rock Metropolitan District No. 1, G.O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	10,300	10,691
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, 5.00% 2043	1,250	1,317
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,315	1,526
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,487
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	5,610	5,750
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.25% 2030	500	525
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.75% 2045	1,450	1,529
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[2]	2,000	1,761
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,177
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	18,712
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,047
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	500	552
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.289% 2033[2]	4,740	4,295
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,363
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2037	5,065	1,961
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	1,000	1,093
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	1,000	1,090
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2007-A, 5.90% 2037	1,570	1,589
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	13,372
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	2,000	2,255
American High-Income Municipal Bond Fund — Page 8 of 44

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	$2,360	$2,617
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	561
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	8,000	8,632
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	2,000	2,334
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	750	823
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,013
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	5,500	4,427
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	2,169
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	600
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,136
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,686
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,760
Health Facs. Auth., Rev. Ref. Bonds (Sunny Vista Living), Series 2015-A, 6.25% 2050	1,870	1,918
Health Facs. Auth., Rev. Ref. Bonds (Sunny Vista Living), Series 2015-A, 6.125% 2045	1,000	1,026
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	400
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,112
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,250	1,417
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020[3]	1,500	1,625
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds, Series 2007, ACA insured, 5.00% 2021	1,500	1,513
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,200	1,454
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	4,188
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	1,000	1,152
Park Creek Metropolitan District, Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,250	1,408
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	4,271
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,629
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,926
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,708
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.25% 2034	430	454
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds, Series 2007, 5.25% 2037	3,250	3,256
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	3,225	3,244
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	505	539
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,213
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006, 5.75% 2036	1,148	1,150
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2029	25	25
American High-Income Municipal Bond Fund — Page 9 of 44

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	$1,980	$1,996
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 0%/9.50% 2040[1]	2,220	1,409
		177,866
Connecticut 0.71%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,155	1,224
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	5,000	5,227
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,500	2,492
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 2045[3]	8,000	8,009
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[3]	7,940	8,141
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[3]	4,500	4,512
		29,605
Delaware 0.01%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	295	305
District of Columbia 0.20%
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	190	198
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029 (preref. 2017)	810	852
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	5,000	5,533
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,281
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2039	500	591
		8,455
Florida 6.57%
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	626
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,494
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,867
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	900	1,030
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,123
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	1,000	1,123
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,811
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	842
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,766
Broward County, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,262
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,321
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,310
City of Cape Coral, Health Facs. Auth., Senior Housing Rev. Bonds (Gulf Care, Inc. Project), 6.00% 2045[3]	7,000	7,208
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	1,680	1,679
American High-Income Municipal Bond Fund — Page 10 of 44

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Collier County Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2045	$3,050	$3,426
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2024[3]	1,000	1,176
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[3]	2,500	2,817
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,435	1,616
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,739
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	6,024
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2007-B, AMT, 4.70% 2039	840	841
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2024 (put 2014)[4]	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	7,670
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,560	3,575
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018 (preref. 2016)	100	104
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	930	965
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	70	73
Hillsborough County Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2044	1,000	1,110
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[3]	4,565	4,806
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	1,899
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038[4]	1,970	512
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2021 (put 2011)[4]	7,420	1,929
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	845	846
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,770	2,771
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	2,125	2,212
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2045	2,160	2,203
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	3,076
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	4,335	4,445
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	3,071
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,146
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,950
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,103
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,251
American High-Income Municipal Bond Fund — Page 11 of 44

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014[4]	$4,255	$894
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,950	3,470
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	500	552
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	8,445	9,462
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	160	159
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	295	294
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	280	285
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,845
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	920	989
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2037	1,490	1,585
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,178
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	2,091
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,250	2,667
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,683
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,237
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,373
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	5,000	5,763
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,215
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,722
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	2,000	2,253
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,123
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,000	1,110
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,854
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,935	2,143
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2035	1,500	1,663
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2040	2,250	2,470
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2045	3,900	4,262
Orange County Industrial Dev. Auth., Industrial Dev. Rev. Bonds (VITAG Florida LLC Project), Series 2014, AMT, 8.00% 2036[3]	3,750	3,871
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,664
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,122
Palm Beach County Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2028	1,860	2,170
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,290	2,831
American High-Income Municipal Bond Fund — Page 12 of 44

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	$2,475	$2,415
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2020 (put 2010)[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2021 (put 2011)[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	370	373
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	3,535	1,684
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	1,500	1,629
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	1,000	1,082
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-B, AMT, 5.375% 2029	1,000	1,186
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2023 (put 2013)	1,320	924
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	660	669
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,800	4,928
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040	3,625	4,054
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045	1,600	1,799
Seminole Tribe of Florida, Series A, 5.25% 2027[3]	6,000	6,259
Seminole Tribe of Florida, Series A, 5.50% 2024[3]	1,500	1,571
Seminole Tribe of Florida, Series A, 5.75% 2022[3]	1,130	1,188
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013	2,035	1,425
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,506
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	12,240
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	3,945	4,363
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,160	1,161
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,230	5,243
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,070	1,074
Volusia County Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project) Series 2015, 5.00% 2045	1,000	1,116
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,741
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,758
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,545	1,547
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036[4]	5,940	3,564
		273,317
Georgia 2.41%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	2,070	2,049
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	129
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,739
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	4,404
American High-Income Municipal Bond Fund — Page 13 of 44

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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	$2,000	$2,218
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,336
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	6,221
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	7,700	8,563
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	7,250	7,975
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	1,850	2,134
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,595	3,528
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	809
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,537
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	1,500	1,515
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2037	2,500	2,498
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,203
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	5,415	6,084
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	1,085	1,219
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,906
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,224
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,259
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	5,250	5,423
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,525	1,571
Municipal Electric Auth Bonds (Plant Vogtle Units 3 & 4 Project J), Series 2015-A, 5.00% 2060	8,500	9,432
Municipal Electric Auth., Series 2015-A, 5.50% 2060	3,000	3,464
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,164
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	4,000	4,414
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2024[3]	2,115	1,326
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2034[3]	3,495	1,124
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-B, 0%/7.00% 2049[1,3]	6,755	3,807
		100,275
Guam 0.39%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	1,500	1,773
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,015
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	561
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,235
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	2,000	2,341
American High-Income Municipal Bond Fund — Page 14 of 44

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Bonds, notes & other debt instruments Guam (continued)	Principal amount (000)	Value (000)
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	$1,000	$1,190
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.25% 2025	2,000	2,230
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	500	552
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	3,750	4,278
		16,175
Hawaii 0.25%
Airports System Rev. Bonds, Series 2015-B, AMT, 5.00% 2045	1,000	1,121
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029	970	1,205
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044	3,250	4,039
Electric Co., Inc. Special Purpose Rev. Ref. Bonds (Department of Budget and Fin. of the State of Hawaii), AMT, 3.25% 2025	1,600	1,662
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,134
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	1,000	1,177
		10,338
Idaho 0.35%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	520	521
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	340	340
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	490	491
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	7,230	8,046
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.125% 2049	4,520	5,035
		14,433
Illinois 7.68%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	6,000	6,033
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.40% 2016	142	143
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,716
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	9,500	10,809
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,640
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	3,000	3,369
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,245
City of Chicago, G.O. Bonds, Ref. Series 2007-A, 5.50% 2042	1,000	1,006
City of Chicago, G.O. Bonds, Ref. Series 2007-E, 5.50% 2042	640	644
City of Chicago, G.O. Bonds, Ref. Series 2015-A, 5.50% 2039	3,700	3,739
City of Chicago, G.O. Bonds, Ref. Series 2016-C, 5.00% 2035	1,290	1,246
City of Chicago, G.O. Bonds, Ref. Series 2016-C, 5.00% 2038	3,500	3,360
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,400	3,473
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,190
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,981
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,149
American High-Income Municipal Bond Fund — Page 15 of 44

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	$4,250	$4,878
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,506
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,983
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,933
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2030	1,600	1,845
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2031	1,285	1,472
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	5,745	6,532
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,380
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,381
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	4,105	3,126
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	2,060	1,566
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,159
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2034	1,000	1,108
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2044	500	539
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.40% 2016	95	95
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	4,900	4,904
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	2,110	2,560
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,750	1,793
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,000	1,014
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2036	4,000	4,033
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2038	400	458
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,148
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,365	6,796
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	3,500	3,885
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.00% 2037	1,250	1,285
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.25% 2045	1,155	1,191
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.25% 2050	3,410	3,490
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,755
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,284
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	1,500	1,694
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	5,500	6,087
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	2,100	2,386
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	1,575	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	3,325	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,858
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	4,142
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,049
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,017
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,992
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,634
American High-Income Municipal Bond Fund — Page 16 of 44

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	$1,000	$1,089
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	10,363
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	3,575	4,094
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,250
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	12,800	15,504
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,250	2,611
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,540
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	2,000	2,147
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,412
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	6,765	7,812
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,360
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), 5.125% 2020	1,825	1,960
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	2,945	3,009
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	5,000	5,093
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	2,875	2,942
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,712
Fin. Auth., Student Hosuing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,000	11,402
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	1,465	1,573
G.O. Bonds, Series 2012-A, 5.00% 2028	2,000	2,151
G.O. Bonds, Series 2014, 5.00% 2039	4,625	4,874
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,110
G.O. Bonds, Series of March 2012, 5.00% 2037	1,980	2,075
G.O. Bonds, Series of May 2014, 5.00% 2039	2,600	2,744
G.O. Ref. Bonds, 5.00% 2030	3,000	3,308
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	1,008
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.55% 2016	187	187
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,662	1,678
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	285
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2002-A, National insured, 0% 2031	4,500	2,328
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,000	5,197
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	762	763
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,183
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	15,249
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,139
American High-Income Municipal Bond Fund — Page 17 of 44

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	$1,000	$1,134
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	5,000	5,778
		319,515
Indiana 1.84%
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	8,055
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	3,085	3,474
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	1,200	1,372
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,493
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	3,800	4,065
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	4,750	4,994
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,000	7,595
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,729
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,730	4,229
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,680	4,316
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2019	760	821
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,623
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,084
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027 (preref. 2017)	1,350	1,423
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037	485	504
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	1,000	1,003
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	859
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2006-R, AMBAC insured, 5.00% 2018 (preref. 2016)	1,000	1,024
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[4]	3,500	24
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.60% 2016	1,000	1,034
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	1,000	1,124
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,737
City of Valparaiso, Exempt Facs. Rev Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,808
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021 (preref. 2016)	1,375	1,408
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), 5.50% 2027[3]	800	829
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	5,000	5,185
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	1,036
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.80% 2047	1,000	1,036
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	3,000	3,547
		76,431
American High-Income Municipal Bond Fund — Page 18 of 44

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Bonds, notes & other debt instruments Iowa 1.42%	Principal amount (000)	Value (000)
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2037	$2,500	$2,771
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2042	5,000	5,543
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	5,000	5,240
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	28,900	31,643
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	3,000	3,158
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2032	6,455	6,579
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2037	4,250	4,250
		59,184
Kansas 0.30%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,077
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	278
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	832
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.125% 2017	1,200	1,240
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	5,250	5,324
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	2,562	2,588
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds (Legends at Village West Project), Series 2006, 4.60% 2016	130	132
		12,471
Kentucky 1.04%
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 4.25% 2035	4,865	4,995
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2030	1,000	1,125
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2032	1,500	1,679
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2037	1,000	1,118
Econ. Dev. Fin. Auth. Rev. Bonds (Next Generation Kentucky Information Highway Project), Series 2015-A, 5.00% 2045	5,700	6,263
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.50% 2035	1,750	1,796
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2045	5,765	5,954
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2050	2,650	2,704
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	2,000	2,194
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.625% 2027	1,000	1,099
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,702
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,090
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,174
American High-Income Municipal Bond Fund — Page 19 of 44

unaudited
Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	$1,885	$2,149
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,368
		43,410
Louisiana 1.81%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	2,160	2,481
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	2,010
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	10,000	11,116
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039	2,365	2,902
Juban Crossing, Econ. Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-B, 7.00% 2044[3]	2,000	2,036
Juban Crossing, Econ. Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-C, 7.00% 2044[3]	2,500	2,551
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	10,281
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	4,475	5,305
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,500	6,535
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,850	4,574
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	2,650	2,984
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	2,500	2,752
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	2,175	2,269
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038 (preref. 2017)	825	875
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	360	376
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043 (preref. 2017)	140	149
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,298
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial District Court Building Project), Assured Guaranty Municipal insured, 5.00% 2042	1,500	1,648
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial District Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	1,000	1,106
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,947
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	676
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2037	1,650	1,719
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	2,500	2,587
		75,177
Maine 0.31%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,569
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	3,375	3,850
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,731
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	2,590	2,768
		12,918
Maryland 0.62%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	1,215	1,313
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	523
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	1,000	1,079
American High-Income Municipal Bond Fund — Page 20 of 44

unaudited
Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	$950	$1,027
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,082
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,605
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 2020[3]	1,000	1,010
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2025[3]	2,100	2,302
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2029[3]	1,680	1,784
G.O. Capital Improvement Bonds, State and Local Facs., Series 2009-B, 5.25% 2016	1,835	1,885
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,523
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	8,250	8,258
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	962	968
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	1,500	1,629
		25,988
Massachusetts 1.85%
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	1,500	1,674
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042[3]	1,500	1,505
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042[3]	9,250	9,309
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,405
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	711	720
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	3,873	3,785
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	4,487	4,362
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,212	11,838
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	861	749
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	4,159	29
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,148
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,142
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	2,000	2,299
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,481
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	13,239
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	6,000	7,118
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	905	914
Health and Educational Facs. Auth. Rev. Bonds (Umass Memorial Issue), Series 2010-G, 5.00% 2021	65	74
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	2,040
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	1,000	1,121
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,722
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,152
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,815	3,033
Port Auth., Special Facs. Rev. Bonds (Delta Air Lines, Inc. Project), Series 2001-A, AMT, AMBAC-FGIC insured, 5.00% 2027	2,000	2,006
		76,865
American High-Income Municipal Bond Fund — Page 21 of 44

unaudited
Bonds, notes & other debt instruments Michigan 4.75%	Principal amount (000)	Value (000)
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	$2,500	$2,542
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	5,000	5,094
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	4,850	5,399
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	8,200	8,983
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,627
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,143
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	5,000	5,422
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-6, 5.00% 2033	2,000	2,284
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,000	1,138
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,256
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,082
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	1,450	1,606
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,626
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,028
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	1,500	1,729
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2032	500	575
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-C, 5.00% 2035	1,500	1,705
Fin. Auth. Sewage Disposal System Rev. Ref. Bonds (Detroit Water and Sewerage Department Local Project), Series 2015-D-2, 5.00% 2034	2,100	2,396
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	500	563
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2027	1,000	1,221
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039	4,540	5,541
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	750	867
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,600	2,785
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,124
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	1,250	1,588
Fin. Auth., Local Government Loan Program Rev. Bonds (Public Lighting Auth. Local Project Bonds), Series 2014-B, 5.00% 2044	3,000	3,298
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	500	540
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,720
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	2,007
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,000	2,097
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,104
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	1,000	1,010
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	2,000	2,020
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	6,284
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,197
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,007
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,250	1,259
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,000	4,266
American High-Income Municipal Bond Fund — Page 22 of 44

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	$1,250	$1,272
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	2,995	3,048
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	2,000	2,381
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	1,250	1,406
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	3,005
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	395	445
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	605	689
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2013, AMT, 8.50% 2030[3]	2,480	2,431
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 2030[3]	7,510	7,361
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	2,116
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	47,070	42,955
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,574
Wayne County Airport Auth. Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,082
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,168
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,694
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,543
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,426
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,127
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2033	2,000	2,248
Wayne County Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,682
		197,786
Minnesota 0.20%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	5,000	5,322
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	985	1,008
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,815	1,954
		8,284
Mississippi 0.20%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,157
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	1,500	1,572
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,695
		8,424
American High-Income Municipal Bond Fund — Page 23 of 44

unaudited
Bonds, notes & other debt instruments Missouri 2.17%	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2019	$1,885	$1,890
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	645	604
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	640	642
Health & Educational Facilities Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,484
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2040	1,650	1,769
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2045	1,300	1,387
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,000	2,171
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2011, 6.00% 2041	1,000	1,113
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	1,000	1,097
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	3,000	3,037
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	250	284
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2036	1,100	1,227
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	1,675	1,840
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), 5.125% 2045	4,200	4,303
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	2,080	2,281
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,304
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	8,237
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	9,500	9,905
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,279
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,619
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,125
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	4,480	5,674
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,277
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	5,766
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,830
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	2,500	3,127
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	2,000	2,570
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	5,000	6,455
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	1,000	1,077
American High-Income Municipal Bond Fund — Page 24 of 44

unaudited
Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	$1,000	$1,051
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	700	725
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,051
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,005
		90,206
Montana 0.17%
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	2,250	2,283
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	4,850	4,922
		7,205
Nebraska 0.16%
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	2,350	2,648
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028	3,500	3,967
		6,615
Nevada 1.50%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,207
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,780
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,288
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	960	961
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2020	1,360	1,470
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2021	1,460	1,584
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,088
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	1,100	1,105
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	1,370	1,376
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.125% 2025	3,410	3,358
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	910	930
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2016	920	919
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	4,445	3,886
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	7,215	5,664
City of Henderson, Public Improvement Trust, Touro College and University System Obligated Group Rev. Bonds, 5.50% 2044	1,645	1,766
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	7,000	7,950
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.25% 2024	200	207
American High-Income Municipal Bond Fund — Page 25 of 44

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Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2022	$450	$488
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2023	400	436
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2024	280	307
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2026	1,000	1,053
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2028	400	418
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2029	700	729
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2031	145	150
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2026	500	538
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2029	1,650	1,728
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2035	1,100	1,127
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	3,000	3,186
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,832
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	6,875	6,131
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	295	305
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.50% 2020	750	807
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.75% 2027	700	739
		62,513
New Hampshire 0.14%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,723
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,982
		5,705
New Jersey 4.86%
Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds (The Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	3,077
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2030	1,405	1,604
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	629
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2039	2,500	2,609
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,614
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,710
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,130
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,317
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,015	7,279
American High-Income Municipal Bond Fund — Page 26 of 44

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	$750	$781
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,640
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	2,435	2,527
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	500	519
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,909
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	1,475	1,706
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,116
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,110
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,000	2,146
Econ. Dev. Auth., School Dacs. Contruction Rev. Ref. Bonds, Series 2015-WW, 5.25% 2033	2,500	2,748
Econ. Dev. Auth., School Dacs. Contruction Rev. Ref. Bonds, Series 2015-WW, 5.25% 2040	1,650	1,788
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	5,006
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	18,500	20,369
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	1,990
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,919
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,015
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 1.61% 2028[2]	9,000	7,990
The Essex County Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), AMT, 5.25% 2045[3]	6,000	6,247
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,457
Health Care Facs. Fncg. Auth. Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2034	1,000	1,159
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,201
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	590
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,000	1,165
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,000	2,196
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,000	3,264
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2046	1,075	1,212
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	1,000	1,042
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,246
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,710
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,153
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1-A, 4.00% 2027	4,000	4,214
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,174
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,338
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	470
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,146
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	700	787
American High-Income Municipal Bond Fund — Page 27 of 44

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	$12,650	$13,889
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	63,620	53,488
		202,396
New Mexico 0.48%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	980	993
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	2,315	2,350
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,057
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,114
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	4,250	4,407
Hospital Equipment Loan Council, Hospital Improvement and Rev. Ref. Bonds (Gerald Champion Regional Medical Center Project), 5.50% 2042	5,000	5,342
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	285	305
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	210	223
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	315	325
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	665	690
		19,806
New York 4.25%
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Ref. Bonds (Orchard Park CCRC, Inc. Project), 2.00% 2016	75	75
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	600	680
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	585
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	548
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 2020[3]	610	637
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[3]	450	491
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[3]	1,150	1,246
Build NYC Resources Corp Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), 5.50% 2045[3]	5,000	5,410
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	5,850	6,214
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	2,600	2,914
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	578
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	288
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,585	1,839
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	6
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	4,000	4,472
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,222
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2028[3]	1,200	1,313
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2031[3]	500	539
American High-Income Municipal Bond Fund — Page 28 of 44

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[3]	$500	$537
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2033[3]	1,200	1,288
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2034[3]	1,200	1,288
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2035[3]	1,000	1,073
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	1,430	1,647
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2050	1,000	1,125
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2044	1,250	1,377
City of New York, G.O. Bonds, Series 2013-D, 5.00% 2016	1,250	1,280
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	825	1,017
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,860
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	3,000	3,496
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[3]	7,500	7,994
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[3]	6,000	6,374
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[3]	3,160	3,385
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[3]	2,625	3,193
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,171
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	15,112
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	1,000	1,037
City of New York, G.O. Bonds, Series 2010-B, 5.00% 2016	8,575	8,779
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,548
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,020
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	509
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,173
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	4,600	4,610
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	15,843
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,264
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,088
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	3,500	4,009
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	870
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	2,250	2,641
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-C, 5.00% 2016 (escrow to maturity)	1,250	1,293
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-E, 5.00% 2016	2,000	2,071
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	1,000	1,180
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	300	348
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,663
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	11,031
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[3]	2,250	2,272
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,357
American High-Income Municipal Bond Fund — Page 29 of 44

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	$1,000	$1,231
Onondaga County Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,711
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	3,110
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,426
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	363
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	8,585	8,823
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	1,105	1,122
		176,823
North Carolina 0.22%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,388
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,562
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2020	725	796
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2030	1,900	2,028
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2035	1,000	1,061
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	2,230	2,341
		9,176
North Dakota 0.05%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031	1,200	1,441
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035	500	600
		2,041
Ohio 5.49%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	1,500	1,686
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,216
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 3.95% 2032 (put 2020)	2,500	2,594
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-A, 3.75% 2023 (put 2018)	1,275	1,312
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031	4,000	4,809
Akron, Bath, and Copley Joint Township Hospital District, Hospital Facs. Rev. Bonds (Akron General Health System), 3.80% 2027	1,925	2,184
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,120
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	82,155	72,778
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	22,075	21,051
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,125	6,022
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,188
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	1,000	1,039
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	4,000	4,125
American High-Income Municipal Bond Fund — Page 30 of 44

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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	$3,535	$4,002
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,260
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,144
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,616
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,119
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,116
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. - Mount Alverna Project), Series 2004-D, 6.50% 2034	1,315	1,361
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,275	2,522
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,850	2,020
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	10,870	12,652
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,649
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,147
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	2,000	2,032
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	1,000	1,018
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,146
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	175	176
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029 (preref. 2018)	1,680	1,886
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	2,920	3,150
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	8,500	9,285
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	1,435	1,512
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	6,000	6,245
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	1,000	1,036
Solid Waste Disposal Rev. Bonds (USG Corp. Project), Series 1997, AMT, 5.60% 2032	950	950
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	6,555	7,143
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	5,700	6,247
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	885
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	775
Treasurer of State, Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	6,000	6,544
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2005-B, 4.00% 2034 (put 2021)	8,000	8,316
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 3.625% 2033 (put 2020)	2,250	2,318
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-C, AMT, 3.95% 2032 (put 2020)	3,000	3,113
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	2,000	2,080
		228,589
American High-Income Municipal Bond Fund — Page 31 of 44

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Bonds, notes & other debt instruments Oklahoma 0.90%	Principal amount (000)	Value (000)
Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[3]	$6,500	$7,669
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2008-A, AMT, 6.80% 2038	295	306
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	800	935
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,115
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,704
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,397
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	131
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	5,000	5,608
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,469
		37,334
Oregon 0.59%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	9,915	10,018
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2034	1,000	1,156
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2035	1,145	1,318
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	1,500	1,697
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project), Series 2015-A, 5.00% 2030	550	643
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,198
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,561
		24,591
Pennsylvania 5.05%
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2005-A, 4.00% 2035 (put 2021)	8,700	9,039
Chester County Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,048
Chester County Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,000	1,024
Chester County Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	1,400	1,439
Delaware County Auth. (Commonwealth of Pennsylvania), Hospital Rev. Bonds (Crozer-Chester Medical Center Obligated Group), 5.00% 2031	1,160	1,189
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,799
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,069
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	500	592
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2028	900	1,060
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2029	300	351
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,894
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	792
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	933
American High-Income Municipal Bond Fund — Page 32 of 44

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	$440	$464
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	2,850	2,993
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,905	5,504
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	899
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,637
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	7,000	7,005
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	7,500	8,638
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,200	18,156
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	8,250	9,118
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,250	1,378
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,729
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.75% 2028	2,500	2,625
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038	11,400	11,945
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042	1,000	1,049
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043	6,400	6,923
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	5,267
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,081
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	4,260	4,489
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,375	2,487
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,150
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,500	1,771
Lancaster County Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 2045	1,500	1,567
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,120
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	1,500	1,631
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,690	5,219
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	9,125	10,067
Montgomery County Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	1,060	1,169
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,251
American High-Income Municipal Bond Fund — Page 33 of 44

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	$1,000	$1,009
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	823
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,675
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,752
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,073
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,545	12,516
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	6,380	6,485
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	4,235
Public Finance Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.50% 2044	4,500	4,713
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,234
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.62% 2017[2]	1,000	998
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	5,170	5,247
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 2035	1,500	1,631
		209,952
Puerto Rico 3.26%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	24,275	16,250
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, Assured Guaranty isured, 5.125% 2047	215	216
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,040	1,417
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	2,260	1,571
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	1,495	1,004
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,500	1,008
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	250	172
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2023	370	373
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	135	135
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, National insured, 5.00% 2023	480	478
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2024	520	521
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2032	2,110	2,081
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	2,000	1,183
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2040	275	163
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	395	234
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	1,020	601
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	510	466
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.93% 2029[2]	10,955	7,948
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2005-BB, 5.25% 2022	2,000	2,084
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured 5.50% 2025	1,740	1,835
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	7,250	7,488
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,085	11,386
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, National insured, 5.25% 2033	3,500	3,441
American High-Income Municipal Bond Fund — Page 34 of 44

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, 4.95% 2026	$2,545	$2,562
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	1,755	1,879
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, National insured, 5.25% 2035	295	287
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.00% 2036	180	152
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.50% 2031	205	187
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	2,555	2,456
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	765	692
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	1,850	1,647
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	3,450	2,980
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	543
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	1,700	1,690
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	491
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	2,985	2,933
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,985	1,950
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	981
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	500	458
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), 4.00% 2024	300	224
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	718
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	576
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	721
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,200	859
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2016	790	755
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	2,030	1,450
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2018	355	364
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	1,250	1,300
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	8,010	8,407
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A-4, Assured Guaranty Municipal insured, 5.00% 2031	2,680	2,696
American High-Income Municipal Bond Fund — Page 35 of 44

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, Assured Guaranty Municipal insured, 5.125% 2037	$1,000	$630
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	14,580	5,569
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	775	297
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	5,365	2,043
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	3,095	1,178
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2054	87,500	6,848
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2044	7,180	1,151
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	3,400	1,286
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2016	435	324
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	1,470	616
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,385	561
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,400	2,154
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,000	1,576
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	2,380	911
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	1,905	729
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2016	1,360	1,017
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2017	1,000	504
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	1,855	810
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	1,490	625
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	2,976
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	520	216
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	4,000	1,620
		135,654
Rhode Island 0.17%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2013-A, 6.00% 2033	1,250	1,349
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2028	800	856
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2029	400	427
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,007
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,607
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	1,037
		7,283
South Carolina 0.84%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	410	416
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	2,485	2,497
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	2,015	2,021
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042	6,000	7,353
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	2,205	2,210
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	6,000	6,013
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,594
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	8,910	9,944
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,500	1,705
		34,753
American High-Income Municipal Bond Fund — Page 36 of 44

unaudited
Bonds, notes & other debt instruments South Dakota 0.10%	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	$800	$905
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	2,065	2,210
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,130	1,184
		4,299
Tennessee 0.65%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,315	4,842
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	1,000	1,115
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	3,375	3,623
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,841
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,976
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,153
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,146
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,830
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,222
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,803
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,640
		27,191
Texas 6.84%
City of Austin, Texas, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,066
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	14,877
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1999-A, AMT, 7.70% 2033[4]	8,400	251
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1999-C, AMT, 7.70% 2032[4]	2,200	66
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, AMT, 8.25% 2030[4]	14,500	434
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project), Series 2003-B, AMT, 6.30% 2032[4]	1,700	51
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	3,000	3,447
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,551
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,787
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,295	1,465
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,130
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,019
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	1,000	1,017
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027	1,800	1,891
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2037	1,850	1,943
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	9,845
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	1,500	1,609
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,500	1,600
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	2,000	2,021
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,036
American High-Income Municipal Bond Fund — Page 37 of 44

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	$6,000	$6,343
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,528
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	282
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	524
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,040	1,063
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2048	5,350	6,347
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,539
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,802
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,655
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	1,000	1,108
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	309
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	306
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,000	1,101
Harris County, Toll Road Rev. Ref. Bonds, Series 2009-B, 4.00% 2016	1,000	1,025
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	280	291
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,120
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,867
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,483
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,252
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	11,000	12,066
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,177
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	5,850	6,387
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2025	1,000	1,191
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2024	1,000	1,184
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	3,450	3,962
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2035	700	785
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,187
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	3,061
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	2,000	2,374
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	4,045
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	650	655
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,500	2,563
American High-Income Municipal Bond Fund — Page 38 of 44

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	$5,000	$5,820
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,976
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,699
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% 2028[3,5]	6,900	7,486
New Hope Cultural Education Facs. Fin. Corp., First Mortgage Rev. Ref. Bonds (Morningside Ministries Project), Series 2013, 6.50% 2043	3,370	3,812
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	3,700	3,816
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	600	611
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2030	800	882
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,947
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2047	3,000	3,186
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 0.68% 2038 (put 2020)[2]	2,600	2,558
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,384
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,576
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,427
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,792
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	5,288
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,333
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,161
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,146
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 7.75% 2044	3,315	3,918
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 8.00% 2049	3,300	3,950
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,401
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,163
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,722
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,825	3,329
City of San Antonio, Airport System Rev. Ref. Bonds, AMT, 5.00% 2045	1,500	1,672
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	6,110	5,957
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	710	784
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	660	729
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2024	1,610	1,771
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	1,650	1,760
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2040	1,350	1,396
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	1,475	1,545
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	1,750	1,761
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,981
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,056
American High-Income Municipal Bond Fund — Page 39 of 44

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2034	$2,165	$2,380
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2044	675	733
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2049	3,000	3,242
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	705	807
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,190	2,312
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-B, 5.00% 2036	1,500	1,583
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,328
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,761
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	9,333
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,483
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,322
Wood County Central Hospital District, Hospital Rev. Bonds (East Texas Medical Center Quitman Project), 6.00% 2041	15	17
		284,784
Vermont 0.08%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 2.112% 2022[2]	2,115	2,117
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2035	1,000	1,168
		3,285
Virgin Islands 0.35%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,804
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2010-A, 5.00% 2029	500	547
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,000	2,159
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,501
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	2,000	2,232
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	500	535
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	3,500	3,790
		14,568
Virginia 1.11%
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,383
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,000	2,095
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[1]	1,500	1,141
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,500	2,679
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-B, 5.25% 2035[3]	400	428
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,185	3,614
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037[4]	4,582	2,520
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,660
American High-Income Municipal Bond Fund — Page 40 of 44

unaudited
Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	$1,000	$1,034
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,119
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	412
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	483	485
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,400
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	870	451
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[3]	4,500	4,726
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.25% 2024	4,000	4,248
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,057
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,748
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,764
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,043	1,045
		46,009
Washington 1.62%
Health Care Facs. Auth. Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.01% 2035 (put 2021)[2]	8,375	8,323
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	1,250	1,517
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	9,500	10,149
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[3]	7,000	8,074
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[3]	9,090	10,517
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[3]	1,755	1,840
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2050[3]	2,150	2,238
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-2, 4.875% 2022[3]	3,000	3,020
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 2021[3]	700	712
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	2,277
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	2,269
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	6,375	6,752
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2034	1,000	1,142
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,707
Skagit County, Public Hospital District No. 1, Hospital Improvement Rev. Ref. Bonds (Skagit Regional Health), Series 2013-A, 5.00% 2037	4,000	4,304
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,550	2,663
		67,504
West Virginia 0.13%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,236
Wisconsin 0.75%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,735
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	2,000	2,261
American High-Income Municipal Bond Fund — Page 41 of 44

unaudited
Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2037	$185	$200
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2045	1,000	1,074
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	1,000	1,124
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026 (preref. 2016)	1,000	1,020
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.25% 2029	1,000	1,204
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039	3,000	3,693
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	472
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	510
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	2,000	2,041
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	1,500	1,559
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	3,000	3,102
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034	1,000	1,067
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044	1,800	1,941
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-B2, 4.25% 2020	650	651
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.00% 2035	1,000	1,061
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	2,000	2,116
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	1,000	1,079
Public Finance Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.25% 2030	3,000	3,142
		31,052
Total bonds, notes & other debt instruments (cost: $3,643,368,000)		3,874,001
Short-term securities 6.08%
State of Alabama, Industrial Dev. Auth. of Mobile County, Alabama, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2002, 0.01% 2032[2]	350	350
State of Arizona, Pollution Control Corp. of the County of Coconino, Pollution Control Rev. Bonds (Arizona Public Service Co. Project), Series 1998, AMT, 0.02% 2033[2]	500	500
State of California, G.O. Bonds, Series 2009-A-10, 0.01% 2034[2]	2,900	2,900
State of California, Various Purpose G.O. Bonds, 0.04% 4/7/2016	3,000	3,000
State of California, Inland Empire Utilities Agency, Series 2008-B, 0.01% 2032[2]	1,000	1,000
State of California, County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,108
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2015-A, 1.75% 6/28/2016	20,000	20,127
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,113
State of Idaho, Tax Anticipation Notes, Series 2015, 2.00% 6/30/2016	13,000	13,096
State of Illinois, Educational Facs. Auth., Rev. Ref. (Louis University Project), Series 1999-A, 0.01% 2029[2]	325	325
State of Kentucky, Louisville and Jefferson County Metropolitan Sewer District, Sewer and Drainage System Bonds, Series 2015, 5.00% 11/22/2016	5,000	5,177
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobile Project), Series 2010-A, 0.01% 2035[2]	3,200	3,200
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	4,400	4,409
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 4/1/2016	5,600	5,611
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2007-A, Wachovia LOC, 0.01% 2034[2]	2,000	2,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.03% 3/10/2016	3,000	3,000
American High-Income Municipal Bond Fund — Page 42 of 44

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.01% 2026[2]	$2,300	$2,300
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-B, 2.00% 5/25/2016	13,000	13,074
State of Massachusetts, G. O. Rev. Anticipation Notes, Series 2015-C, 2.00% 6/22/2016	7,000	7,048
State of Massachusetts, Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds ( Wellesley College Issue), Series G, 0.01% 2039[2]	100	100
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	15,000	15,391
State of Michigan, Fin. Auth. State Aid Rev. notes (School District of the City of Detroit), Series 2015-E, 5.75% 8/22/2016[3]	8,000	7,998
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.01% 2030[2]	1,900	1,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.01% 2030[2]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 0.01% 2035[2]	550	550
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.01% 2035[2]	5,800	5,800
State of Mississippi, Jackson County, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.01% 2023[2]	300	300
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-D, 0.01% 2030[2]	1,200	1,200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 0.01% 2040[2]	6,700	6,700
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Ref. Bonds (St. Louis University), Series 2008-A-2, 0.12% 2035[2]	700	700
State of Missouri, State Dev. Fin. Board, Infrastructure Facs. Rev. Bonds (St. Louis Convention Center Project), Series 2000-C, 0.01% 2020[2]	400	400
State of New York, Dormitory Auth. of the State of New York, Rev. Bonds (Cornell University), Series 2004-A, 0.01% 2033[2]	1,000	1,000
State of New York, City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 0.01% 2037[2]	1,650	1,650
State of New York, City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.01% 2037[2]	1,500	1,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1, 1.00% 8/1/2016	5,000	5,017
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B1-G, 1.00% 8/1/2016	20,000	20,061
State of New York, Nassau Health Care Corp. Bonds (Nassau County Issue), Series 2009-D-2, 0.01% 2029[2]	1,600	1,600
State of New York, City of New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.01% 2020[2]	3,800	3,800
State of New York, City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2005-B, 0.01% 2035[2]	2,000	2,000
State of New York, Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2015-B2, 0.01% 2032[2]	1,790	1,790
State of New York, Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-A-1, 0.01% 2030[2]	10,000	10,000
State of Ohio, Ohio Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 0.01% 2018[2]	200	200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	23,000	23,236
State of Oregon, City of Salem, Oregon, Hospital Fac. Auth. Rev. Bonds (Salem Hospital Project), Series 2008-B, 0.01% 2034[2]	2,000	2,000
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.03% 2032[2]	2,480	2,480
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), AMT, Goldman Sachs LOC, 0.02% 2018[2]	3,100	3,100
American High-Income Municipal Bond Fund — Page 43 of 44

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.02% 2021[2]	$400	$400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-A, AMT, 0.01% 2030[2]	500	500
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2003, AMT, 0.01% 2025[2]	200	200
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 2.00% 6/30/2016	10,000	10,074
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.01% 2038[2]	1,750	1,750
State of Texas, Texas Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.01% 2029[2]	1,215	1,215
Total short-term securities (cost: $252,945,000)		252,950
Total investment securities 99.17% (cost: $3,896,313,000)		4,126,951
Other assets less liabilities 0.83%		34,378
Net assets 100.00%		$4,161,329

[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $285,155,000, which represented 6.85% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-040-0316O-S49192	American High-Income Municipal Bond Fund — Page 44 of 44

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2016